Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 14, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Beneficial Mutual Bancorp Inc
Entity Central Index Key	0001378020
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 286.9
Entity Common Stock, Shares Outstanding		80,244,542

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CASH AND CASH EQUIVALENTS:
Cash and due from banks	$ 41,130	$ 33,778
Overnight Investments	306,826	56,521
Total cash and cash equivalents	347,956	90,299
Trading securities	0	6,316
INVESTMENT SECURITIES:
Available-for-sale, at fair value (amortized cost of $842,354 and $1,527,183 at December 31, 2011 and 2010, respectively)	875,011	1,541,991
Held-to-maturity (estimated fair value of $487,023 and $88,648 at December 31, 2011 and 2010, respectively)	482,695	86,609
Federal Home Loan Bank stock, at cost	18,932	23,244
Total investment securities	1,376,638	1,651,844
LOANS:	2,576,129	2,796,402
Allowance for loan losses	(54,213)	(45,366)
Net loans	2,521,916	2,751,036
ACCRUED INTEREST RECEIVABLE	16,401	19,566
BANK PREMISES AND EQUIPMENT, Net	59,913	64,339
OTHER ASSETS:
Goodwill	110,486	110,486
Bank owned life insurance	35,277	33,818
Other intangibles	13,334	16,919
Other assets	114,183	185,162
Total other assets	273,280	346,385
TOTAL ASSETS	4,596,104	4,929,785
Deposits:
Non-interest bearing deposits	278,968	282,050
Interest-bearing deposits	3,315,834	3,660,254
Total deposits	3,594,802	3,942,304
Borrowed funds	250,335	273,317
Other liabilities	121,587	98,617
Total liabilities	3,966,724	4,314,238
COMMITMENTS AND CONTINGENCIES (Note 18)
STOCKHOLDERS' EQUITY:
Preferred Stock - $.01 par value; 100,000,000 shares authorized, None issued or outstanding as of December 31, 2011 and December 31, 2010
Common Stock - $.01 par value 300,000,000 shares authorized, 82,267,457 and 82,267,457 issued and 80,292,707 and 80,717,553 outstanding, as of December 31, 2011 and 2010, respectively	823	823
Additional paid-in capital	351,107	348,415
Unearned common stock held by employee stock ownership plan	(19,856)	(22,587)
Retained earnings	315,268	304,232
Accumulated other comprehensive (loss) income	(1,162)	(1,882)
Treasury Stock at cost, 1,974,750 shares and 1,549,904 shares at December 31, 2011 and 2010, respectively	(16,800)	(13,454)
Total stockholders' equity	629,380	615,547
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,596,104	$ 4,929,785

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Amortized cost on available-for-sale investment securities	$ 842,354	$ 1,527,183
Fair value of held-to-maturity	$ 487,023	$ 88,648
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized	100,000,000	100,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	300,000,000	300,000,000
Common Stock, shares issued	82,267,457	82,267,457
Common Stock, shares outstanding	80,292,707	80,717,553
Treasury Stock, shares	1,974,750	1,549,904

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME:
Interest and fees on loans	$ 139,685	$ 146,753	$ 140,183
Interest on overnight investments	890	437	113
Interest on trading securities	26	85	1
Interest and dividends on investment securities:
Taxable	35,955	45,627	49,438
Tax-exempt	3,587	4,612	3,239
Total interest income	180,143	197,514	192,974
Interest on deposits:
Interest bearing checking accounts	7,742	10,541	9,052
Money market and savings deposits	9,158	9,507	11,073
Time deposits	12,531	14,710	26,724
Total	29,431	34,758	46,849
Interest on borrowed funds	8,615	15,138	18,783
Total interest expense	38,046	49,896	65,632
Net interest income	142,097	147,618	127,342
PROVISION FOR LOAN LOSSES	37,500	70,200	15,697
Net interest income after provision for loan losses	104,597	77,418	111,645
NON-INTEREST INCOME:
Insurance and advisory commission and fee income	7,720	8,658	8,133
Service charges and other income	15,867	15,934	13,743
Gain on sale of loans	916
Net gain on sale of investment securities	652	2,390	6,530
Impairment charge on securities available-for-sale		(88)	(1,587)
Trading securities profits	81	326	28
Total non-interest income	25,236	27,220	26,847
NON-INTEREST EXPENSE:
Salaries and employee benefits	55,812	61,048	58,251
Occupancy expense	11,040	11,815	11,992
Depreciation, amortization and maintenance	8,683	9,260	8,822
Marketing expense	3,189	5,898	5,889
Intangible amortization expense	3,584	3,511	3,555
Impairment of goodwill			976
FDIC insurance	5,332	5,606	5,633
Restructuring charge	5,058
Other	28,012	31,252	24,748
Total non-interest expense	120,710	128,390	119,866
Income (loss) before income taxes	9,123	(23,752)	18,626
INCOME TAX (BENEFIT) EXPENSE	(1,913)	(14,789)	1,537
Net income (loss)	$ 11,036	$ (8,963)	$ 17,089
NET EARNINGS (LOSS) PER SHARE-Basic and Diluted	$ 0.14	$ (0.12)	$ 0.22
Average common shares outstanding-Basic	77,075,726	77,593,808	77,693,082
Average common shares outstanding-Diluted	77,231,303	77,593,808	77,723,668

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid in Capital	Common Stock held by ESOP	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 610,540	$ 823	$ 342,420	$ (28,510)	$ 296,106	$ 0	$ (299)	$ 0
Balance, shares at Dec. 31, 2008		82,264,457
Net Income (loss)	17,089				17,089			17,089
ESOP shares committed to be released	2,930		(91)	3,021
Stock option expense	1,266		1,266
Restricted Stock Shares	1,761		1,761
Purchase of treasury stock	(3,596)					(3,596)
Net unrealized gain (loss) on AFS securities arising during the year (net of deferred tax of $4,383 in 2009, $3,264 in 2010 and $7,075 in 2011)	8,141						8,141	8,141
Reclassification adjustment for net gains on AFS securities included in net income (net of tax of $2,285 in 2009, $837 in 2010 and $240 in 2011)	(4,245)						(4,245)	(4,245)
Reclassification adjustment for OTTI (net of tax benefit of $555 in 2009 and $31 in 2010)	1,032						1,032	1,032
Pension, other post retirement and postemployment benefit plan adjustments (net of tax of $1,326 in 2009, $370 in 2010 and $6,857 in 2011)	2,083						2,083	2,083
Total other comprehensive income (loss)								7,011
Comprehensive income/loss								24,100
Balance at Dec. 31, 2009	637,001	823	345,356	(25,489)	313,195	(3,596)	6,712	0
Balance, shares at Dec. 31, 2009		82,264,457
Net Income (loss)	(8,963)				(8,963)			(8,963)
ESOP shares committed to be released	2,788		(114)	2,902
Stock option expense	1,295		1,295
Restricted Stock Shares	1,853		1,853
Issuance of common shares	25		25
Issuance of common shares, shares		3,000
Purchase of treasury stock	(9,858)					(9,858)
Net unrealized gain (loss) on AFS securities arising during the year (net of deferred tax of $4,383 in 2009, $3,264 in 2010 and $7,075 in 2011)	(6,062)						(6,062)	(6,062)
Reclassification adjustment for net gains on AFS securities included in net income (net of tax of $2,285 in 2009, $837 in 2010 and $240 in 2011)	(1,553)						(1,553)	(1,553)
Reclassification adjustment for OTTI (net of tax benefit of $555 in 2009 and $31 in 2010)	57						57	57
Pension, other post retirement and postemployment benefit plan adjustments (net of tax of $1,326 in 2009, $370 in 2010 and $6,857 in 2011)	(1,036)						(1,036)	(1,036)
Total other comprehensive income (loss)								(8,594)
Comprehensive income/loss								(17,557)
Balance at Dec. 31, 2010	615,547	823	348,415	(22,587)	304,232	(13,454)	(1,882)	0
Balance, shares at Dec. 31, 2010		82,267,457
Net Income (loss)	11,036				11,036			11,036
ESOP shares committed to be released	2,599		(132)	2,731
Stock option expense	1,242		1,242
Restricted Stock Shares	1,582		1,582
Purchase of treasury stock	(3,346)					(3,346)
Net unrealized gain (loss) on AFS securities arising during the year (net of deferred tax of $4,383 in 2009, $3,264 in 2010 and $7,075 in 2011)	11,424						11,424	11,424
Reclassification adjustment for net gains on AFS securities included in net income (net of tax of $2,285 in 2009, $837 in 2010 and $240 in 2011)	(411)						(411)	(411)
Pension, other post retirement and postemployment benefit plan adjustments (net of tax of $1,326 in 2009, $370 in 2010 and $6,857 in 2011)	(10,293)						(10,293)	(10,293)
Total other comprehensive income (loss)								720
Comprehensive income/loss								11,756
Balance at Dec. 31, 2011	$ 629,380	$ 823	$ 351,107	$ (19,856)	$ 315,268	$ (16,800)	$ (1,162)	$ 0
Balance, shares at Dec. 31, 2011		82,267,457

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net of deferred tax on net unrealized gain on AFS securities	$ 7,075	$ 3,264	$ 4,383
Net of tax on reclassification adjustment for net gains on AFS securities included in net income	240	837	2,285
Net of tax benefit on reclassification adjustment for OTTI		31	555
Net of tax on pension, other post retirement and postemployment benefit plan adjustments	6,857	370	1,326
Accumulated Other Comprehensive Income (Loss)
Net of deferred tax on net unrealized gain on AFS securities	7,075	3,264	4,383
Net of tax on reclassification adjustment for net gains on AFS securities included in net income	240	837	2,285
Net of tax benefit on reclassification adjustment for OTTI		31	555
Net of tax on pension, other post retirement and postemployment benefit plan adjustments	6,857	370	1,326
Comprehensive Income (Loss)
Net of deferred tax on net unrealized gain on AFS securities	7,075	3,264	4,383
Net of tax on reclassification adjustment for net gains on AFS securities included in net income	240	837	2,285
Net of tax benefit on reclassification adjustment for OTTI		31	555
Net of tax on pension, other post retirement and postemployment benefit plan adjustments	$ 6,857	$ 370	$ 1,326

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net Income (loss)	$ 11,036	$ (8,963)	$ 17,089
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	37,500	70,200	15,697
Depreciation and amortization	5,526	6,145	6,042
Intangible amortization	3,584	3,511	3,555
Net gain on sale of investments	(652)	(2,390)	(6,530)
Impairment of investments		88	1,587
Accretion of discount on investments	(1,576)	(1,871)	(2,086)
Amortization of premium on investments	1,137	626	482
Gain on sale of loans	(916)
Deferred income taxes	(6,048)	(6,879)	(6,275)
Net loss from disposition of premises and equipment	1,030	679	746
Other real estate impairment	1,455	1,237	1,281
Impairment on goodwill			976
Amortization of KSOP	2,599	2,786	2,882
Increase in bank owned life insurance	(1,459)	(1,461)	(1,507)
Stock based compensation expense	2,824	3,173	3,027
Origination of loans held for sale	(60,133)
Proceeds from sale of loans	59,798		37,272
Purchases of trading securities	(216,487)	(975,066)	(139,772)
Proceeds from sale of trading securities	223,546	999,790	107,947
Changes in assets and liabilities:
Accrued interest receivable	3,165	(191)	(1,832)
Accrued interest payable	342	(1,242)	(1,223)
Income taxes payable (receivable)	13,625	(15,592)	644
Other liabilities	229	(24,312)	28,316
Other assets	11,326	9,689	5,512
Net cash provided by operating activities	91,451	59,957	73,830
INVESTING ACTIVITIES:
Loans originated or acquired	(447,373)	(742,879)	(966,656)
Principal repayment on loans	635,493	655,964	553,870
Purchases of investment securities available for sale	(282,770)	(1,249,970)	(653,265)
Proceeds from sales and maturities of investment securities available for sale	758,327	991,979	485,625
Purchases of investment securities held to maturity	(510,666)	(101,213)	(1,965)
Proceeds from sales, maturities, calls or repayments of investment securities held to maturity	392,852	62,529	29,826
Net (purchases) proceeds from sales of money market funds	(32,275)	(4,463)	8,893
Redemption of Federal Home Loan Bank stock	4,312	4,824
Proceeds from sale other real estate owned	2,817	2,787	1,052
Purchases of premises and equipment	(2,684)	(11,651)	(11,625)
Proceeds from sale of premises and equipment		863	388
Cash used in other investing activities	(898)	(1,142)	(2,199)
Net cash provided by (used in) investing activities	517,135	(392,372)	(556,056)
FINANCING ACTIVITIES:
Net decrease in borrowed funds	(22,982)	(156,732)	(146,434)
Net (decrease) increase in checking, savings and demand accounts	(314,827)	507,946	862,360
Net decrease in time deposits	(9,774)	(98,343)	(94,792)
Purchase of treasury stock	(3,346)	(9,858)	(3,596)
Net cash (used in) provided by financing activities	(350,929)	243,013	617,538
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	257,657	(89,402)	135,312
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	90,299	179,701	44,389
CASH AND CASH EQUIVALENTS, END OF YEAR	347,956	90,299	179,701
SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Cash payments for interest	29,089	35,982	48,054
Cash payments for income taxes	2,561	9,748	8,271
Transfers of loans to other real estate owned	4,750	9,944	3,230
Transfers of bank branches to other real estate owned		6,759	1,668
Transfers of bank branches to fixed assets held for sale	553
Securities purchased and not yet settled	$ 35,615

Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

The Company is a federally chartered stock holding company and owns 100% of the outstanding common stock of Beneficial Mutual Savings Bank, a Pennsylvania chartered stock savings bank (the “Bank”). The Bank offers a variety of consumer and commercial banking services to individuals, businesses, and nonprofit organizations through 60 offices throughout the Philadelphia and Southern New Jersey area. The Bank is supervised and regulated by the Pennsylvania Department of Banking and the Federal Deposit Insurance Corporation (the “FDIC”). Pursuant to the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), the Office of Thrift Supervision (the “OTS”), which previously served as the primary federal regulator of Beneficial Mutual Bancorp, Inc. (the “Company”) and Beneficial Savings Bank MHC (the “MHC”), was eliminated on July 21, 2011. As a result of the elimination of the OTS, savings and loan holding companies, such as the Company and the MHC, are now regulated by the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”). The deposits of the Bank are insured by the Deposit Insurance Fund of the FDIC.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation—The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Specifically, the financial statements include the accounts of the Bank, the Company’s wholly owned subsidiary, and the Bank’s wholly owned subsidiaries. The Bank’s wholly owned subsidiaries are as follows: (i) Beneficial Advisors, LLC, which offers wealth management services and non-deposit investment products, (ii) Neumann Corporation, a Delaware corporation formed for the purpose of managing certain investments, (iii) Beneficial Insurance Services, LLC, which provides insurance services to individual and business customers and (iv) BSB Union Corporation, a leasing company. Additionally, the Company has subsidiaries that hold other real estate acquired in foreclosure or transferred from the commercial real estate loan portfolio. All significant intercompany accounts and transactions have been eliminated. The various services and products support each other and are interrelated. Management makes significant operating decisions based upon the analysis of the entire Company and financial performance is evaluated on a company-wide basis. Accordingly, the various financial services and products offered are aggregated into one reportable operating segment: community banking as under guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC” or “codification”) Topic 280 for Segment Reporting.

Use of Estimates in the Preparation of Financial Statements—These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The significant estimates include the allowance for loan losses, goodwill, other intangible assets and deferred income taxes. Actual results could differ from those estimates and assumptions.

Trading Securities—The Company established a municipal securities program during 2009 to underwrite and trade short-term municipal notes. The fair value changes for these securities flow through the statement of income. During the year ended December 31, 2011, the Company discontinued this municipal securities program.

Investment Securities—The Company classifies and accounts for debt and equity securities as follows:

Held-to-Maturity—Debt securities that management has the positive intent and ability to hold to maturity are classified as “held-to-maturity” and are recorded at amortized cost. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Available-for-Sale—Debt securities that will be held for indefinite periods of time, including equity securities with readily determinable fair values, that may be sold in response to changes to market interest or prepayment rates, needs for liquidity, and changes in the availability of and the yield of alternative investments, are classified as “available-for-sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported net of tax in other comprehensive income. Realized gains and losses on the sale of investment securities are recorded as of trade date and reported in the consolidated statements of income and determined using the adjusted cost of the specific security sold.

The Company determines whether any unrealized losses are temporary in accordance with guidance under FASB ASC Topic 320 for Investments—Debt and Equity Securities. The evaluation is based upon factors such as the creditworthiness of the issuers/guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Management also evaluates other facts and circumstances that may be indicative of an other-than-temporary impairment (“OTTI”) condition. This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost, and near-term prospects of the issuer.

In accordance with accounting guidance for equity securities, the Company evaluates its securities portfolio for other-than-temporary impairment throughout the year. Each investment that has an estimated fair value less than the book value is reviewed on a quarterly basis by management. Management considers at a minimum the following factors that, both individually or in combination, could indicate that the decline is other-than-temporary: (1) the length of time and the extent to which the fair value has been less than book value, (2) the financial condition and the near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Among other factors that are considered in determining the Company’s intent and ability to maintain an investment is a review of the capital adequacy, interest rate risk profile and liquidity position of the Company. Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other-than-temporary are reflected in earnings as realized losses. The Company recorded no OTTI charges during the year ended December 31, 2011 and recorded $88 thousand of OTTI charges during the year ended December 31, 2010. See Note 5 to these consolidated financial statements.

Accounting guidance for debt securities requires the Company to assess whether the loss existed by considering whether (1) the Company has the intent to sell the security, (2) it is more likely than not that it will be required to sell the security before recovery, or (3) it does not expect to recover the entire amortized cost basis of the security. The guidance requires the Company to bifurcate the impact on securities where impairment in value was deemed to be other than temporary between the component representing credit loss and the component representing loss related to other factors. The portion of the fair value decline attributable to credit loss must be recognized through a charge to earnings. The difference between the fair market value and the credit loss is recognized in other comprehensive income.

The Company invests in Federal Home Loan Bank of Pittsburgh (“FHLB”) stock as required to support borrowing activities, as detailed in Note 12 to these consolidated financial statements. Although FHLB stock is an equity interest in a FHLB, it does not have a readily determinable fair value because its ownership is restricted and it lacks a market. FHLB stock can be sold back only at its par value of $100 per share and only to the FHLBs or to another member institution. The Company evaluates this investment for impairment on the ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Company reports its investment in FHLB stock at cost in the consolidated statements of financial condition. The Company reviews FHLB stock for impairment based on guidance from FASB ASC Topic 320 for Investments—Debt and Equity Securities and FASB ASC Topic 942 for Financial Services—Depository and Lending and has concluded that its investment is not impaired.

Loans—The Company’s loan portfolio consists of commercial loans, residential loans and consumer loans. Commercial loans include commercial real estate, commercial construction and commercial business loans. Residential loans include residential mortgage and construction loans secured primarily by first liens on one- to four-family residential properties. Consumer loans consist primarily of home equity loans and lines of credit, personal loans, automobile loans and education loans. Loan balances are stated at their principal balances, net of unamortized fees and costs.

Loan fees and certain direct loan origination costs are deferred and recognized as a yield adjustment over the life of the loans using the interest method.

Commercial and residential loans are placed on non-accrual status when the loan becomes 90 days delinquent and any collateral deficiency is charged-off. Consumer loans are typically charged-off when they become 90 days past due or would be placed on non-accrual status. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Education loans greater than 90 days continue to accrue interest as they are government guaranteed with little risk of credit loss.

When a loan is determined to be impaired it is placed on non-accrual status and all interest that had been accrued and not collected is reversed against interest income. Payments received on non-accrual loans are applied to principal balances until paid in full and then to interest income. Once a loan has been put on non-accrual status, it will only be put back on accruing status when the following criteria are met: (1) the ultimate collectability of all amounts contractually due on the loan being considered for accrual status are not in doubt; and (2) there is a period of satisfactory payment performance by the borrower. Generally, a period of satisfactory payment performance by the borrower is at least six months for a monthly amortizing loan but could be a longer period of time depending on the facts and circumstances, including the value of the loan collateral and consideration of guarantees.

Allowance for Loan Losses—The allowance for loan losses is determined by management based upon portfolio segment, past experience, evaluation of estimated loss and impairment in the loan portfolio, current economic conditions and other pertinent factors. Management also considers risk characteristics by portfolio segments including, but not limited to, renewals and real estate valuations. The allowance for loan losses is maintained at a level that management considers adequate to provide for estimated losses and impairment based upon an evaluation of known and inherent risk in the loan portfolio. Loan impairment is evaluated based on the fair value of collateral or estimated net realizable value. While management uses the best information available to make such evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations. The allowance for loan losses is established through a provision for loan losses charged to expense which is based upon past loan and loss experience and an evaluation of estimated losses in the current loan portfolio, including the evaluation of impaired loans.

Under the accounting guidance FASB ASC Topic 310 for Receivables, for all loan segments a loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. When all or a portion of the loan is deemed uncollectible, the uncollectible portion is charged-off. The measurement is based either on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. Impairment losses are included in the provision for loan losses.

Mortgage Banking Activities—The Company originates mortgage loans held for investment and for sale. At origination, mortgage loans are identified as either held for sale or held for investment. Mortgage loans held for sale are carried at the lower of cost or market, determined on a net aggregate basis.

The Company originates residential mortgage loans for sale primarily to institutional investors, such as Fannie Mae. The Company retains the mortgage servicing rights (“MSRs”) for the loans sold. Effective January 1, 2011, the Company elected the fair value measurement method to value its existing mortgage servicing assets at fair value in accordance with ASC 860-50. Under the fair value measurement method, the Company measures its MSRs at fair value at each reporting date and reports changes in the fair value of its MSRs in earnings in the period in which the changes occur. At December 31, 2011 and 2010, mortgage servicing rights totaling $647 thousand and $218 thousand, respectively, were included in “other assets” in the Company’s consolidated statements of financial condition.

At December 31, 2011 and 2010, loans serviced for others totaled $86.5 million and $38.2 million, respectively. Servicing loans for others consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors, and processing foreclosures. The Company had fiduciary responsibility for related escrow and custodial funds aggregating approximately $1.1 million and $742 thousand at December 31, 2011 and 2010, respectively.

Bank Premises and Equipment—Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using a straight-line method over the estimated useful lives of 10 to 40 years for buildings and three to 20 years for furniture, fixtures and equipment. Leasehold improvements are amortized using the straight-line method over the terms of the respective leases or the useful lives of the respective assets, whichever is less.

Real Estate Owned—Real estate owned includes properties acquired by foreclosure or deed in-lieu of foreclosure and premises no longer used in operations. These assets are initially recorded at the lower of carrying value of the loan or estimated fair value less selling costs at the time of foreclosure and at the lower of the new cost basis or net realizable value thereafter. Losses arising from foreclosure transactions are charged against the allowance for loan losses. The amounts recoverable from real estate owned could differ materially from the amounts used in arriving at the net carrying value of the assets at the time of foreclosure because of future market factors beyond the control of the Company. Costs relating to the development and improvement of real estate owned properties are capitalized to the extent realizable and supported by the fair value of the property less selling costs and other costs relating to holding the property that are charged to expense. Real estate owned is periodically evaluated for impairment and reductions in carrying value are recognized in the Company’s consolidated statements of operations.

Income Taxes—Deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax liability is recognized for temporary differences that will result in taxable amounts in future years. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years and for carryforwards. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with FASB ASC Topic 740 for Income Taxes. The guidance clarifies the accounting and reporting for income taxes where interpretation of the tax law may be uncertain. The FASB prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of income tax uncertainties with respect to positions taken or expected to be taken in income tax returns. The uncertain tax liability for uncertain tax positions was zero for both the years ended December 31, 2011 and December 31, 2010.

Goodwill and Other Intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of acquisition and, as such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Finite lived intangibles are amortized on an accelerated or straight-line basis over the period benefited. In accordance with FASB ASC Topic 350 for Intangibles—Goodwill and Other, goodwill is not amortized but is reviewed for potential impairment on an annual basis, or if events or circumstances indicate a potential impairment, at the reporting unit level. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. During the quarter ended December 31, 2011, the Company adopted the amendments included in ASU 2011-08, which allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Consistent with this accounting guidance, goodwill was assessed for impairment as of December 31, 2011 and 2010.

Other intangible assets subject to amortization are evaluated for impairment in accordance with applicable accounting guidance. An impairment loss will be recognized if the carrying amount of the intangible asset is not recoverable and exceeds fair value. The carrying amount of the intangible is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset. The other intangibles are amortizing intangibles, which primarily consist of a core deposit intangible which is amortized over an estimated useful life of ten years. As of December 31, 2011, the core deposit intangible net of accumulated amortization totaled $8.3 million. The remaining balance of other amortizing intangibles includes customer lists amortized over an estimated weighted average useful life of approximately 12 years.

Cash Surrender Value of Life Insurance—The Company funds the purchase of insurance policies on the lives of certain officers and employees of the Company. The Company has recognized any change in cash surrender value of life insurance, net of insurance costs in the Company’s consolidated statements of operations.

Comprehensive Income—The Company presents as a component of comprehensive income amounts from transactions and other events currently excluded from the Company’s consolidated statements of operations and recorded directly to retained earnings.

Postretirement Benefits—The Company currently provides certain postretirement benefits to qualified retired employees. These postretirement benefits principally pertain to health insurance coverage and life insurance. The cost of such benefits is accrued during the years the employee provides service.

Employee Savings and Stock Ownership Plan (“KSOP”)—The Company accounts for its KSOP based on guidance set forth in FASB ASC Topic 715 for Compensation – Retirement Benefits. Shares are released to participants proportionately as the loan is repaid. If the Company declares a dividend, the dividends on the allocated shares would be recorded as dividends and charged to retained earnings. Dividends declared on common stock held by the KSOP and not allocated to the account of a participant can be used to repay the loan. Allocation of shares to the KSOP participants is contingent upon the repayment of the loan to the Company.

Stock Based Compensation—The Company accounts for stock awards and stock options granted to employees and directors based on guidance set forth in FASB ASC Topic 718 for Compensation – Stock Compensation. The Company recognizes the related expense for the options and awards over the service period using the straight-line method.

Earnings Per share—The Company follows the guidance set forth in FASB ASC Topic 260 for Earnings Per Share. Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share are based on the weighted average number of shares and the dilutive impact if any of stock options and restricted stock awards.

Cash and Cash Equivalents—For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from banks, interest bearing deposits and federal funds sold.

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): The amendments in this update supersede certain pending paragraphs in ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The amendments will be temporary to allow the Board time to deliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private and non profit entities. The amendments in this update are effective for public entities for fiscal years, and interim annual periods within those years, beginning after December 15, 2011, consistent with ASU 2011-05. The Company will adopt the provisions of this guidance in the first quarter of 2012.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet, Disclosure about Offsetting Assets and Liabilities (Topic 210): The objective of this update is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this Update. The amendments require enhancement disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they offset in accordance with either Section 210-20-45 or Sections 815-10-45. These amendments are effective for annual periods beginning on or after January 3, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not anticipate any material impact to the consolidated financial statements related to this guidance.

In December 2011, the FASB issued ASU 2011-10, Property, Plant and Equipment (Topic 360): The objective of this update is to resolve the diversity in practice about whether the guidance in the Subtopic 360-20, Property, Plant and Equipment – Real Estate Sales, applies to a parent that ceases to have a controlling financial interest (as described in Subtopic 810-10 Consolidation – Overall) in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. This update does not address whether the guidance in Subtopic 360-20 would apply to other circumstances when parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company does not anticipate any material impact to the consolidated financial statements related to this guidance.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350). The amendments in this update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. These amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not been issued. The Company early adopted the amendments of this update during the fourth quarter of 2011 (See Note 9).

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amends the FASB ASC (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholder’s equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company will comply with guidance and its effective date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to achieve Common Fair Value Measurement (Topic 820) and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards (IFRSs). This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (IASB) (the “Boards”) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurement, including a consistent meaning of the term “fair value”. The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The amendments in this update apply to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company does not anticipate any material impact to the consolidated financial statements related to this guidance.

In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The ASU is intended to improve financial reporting of repurchase agreements (“repos”) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments to the Codification in this ASU are intended to improve the accounting for these transactions by removing from the assessment of effective control the criterion requiring the transferor to have the ability to purchase or redeem the financial assets. The amendments in this update apply to all entities, both public and nonpublic. This ASU is effective for the first interim or annual periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modification of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company will comply with guidance and its effective date. The Company does not anticipate any material impact to the consolidated financial statements related to this guidance.

Also in April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this Update clarify the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. In addition, the amendments to Topic 310 clarify that a creditor is precluded from using the effective interest test in the debtor’s guidance on restructuring of payables (paragraph 470-60-55-10) when evaluating whether a restructuring constitutes a troubled debt restructuring. This update is intended to facilitate a more consistent application of U.S. GAAP for debt restructurings. The amendments in this update are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of the adoption. The Company adopted the amendments in this update during the quarter ended September 30, 2011. See Note 5 – Loans.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
3.	EARNINGS PER SHARE

The following table presents a calculation of basic and diluted earnings per share for the years ended December 31, 2011, 2010, and 2009. Earnings per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding. The difference between common shares issued and basic average shares outstanding, for purposes of calculating basic earnings per share, is a result of subtracting unallocated employee stock ownership plan (“ESOP”) shares and unvested restricted stock shares. See Note 17 to these consolidated financial statements for further discussion of stock grants.

	For the Year Ended December 31,
	2011	2010	2009
(Dollars in thousands, except share and per share amounts)
Basic and diluted earnings per share:
Net income (loss)	$11,036	$(8,963)	$17,089
Basic weighted average common shares outstanding	77,075,726	77,593,808	77,693,082
Effect of dilutive securities	155,577	—	30,586

Dilutive weighted average shares outstanding	77,231,303	77,593,808	77,723,668
Net earnings (loss) per share
Basic	$0.14	$(0.12)	$0.22
Diluted	$0.14	$(0.12)	$0.22

For the year ended December 31, 2011, there were 2,086,100 outstanding options and 126,000 restricted stock grants that were anti-dilutive for the earnings per share calculation. For the year ended December 31, 2010, there were 2,001,050 outstanding options and 188,500 restricted stock grants that were anti-dilutive for the earnings per share calculation. There were 143,095 average shares outstanding for the year ended December 31, 2010, which were not included in the computation of diluted earnings per share as the result would have been anti-dilutive under the “if converted” method as the Company was in a net loss position. For the year ended December 31, 2009, there were 1,917,250 outstanding options and 248,000 restricted stock grants that were anti-dilutive for the earnings per share calculation.

Cash and Due from Banks	12 Months Ended
Dec. 31, 2011
Cash and Due from Banks [Abstract]
CASH AND DUE FROM BANKS
4.	CASH AND DUE FROM BANKS

The Bank is required to maintain average reserve balances in accordance with federal requirements. Cash and due from banks in the consolidated statements of financial condition include $18.6 million and $20.1 million at December 31, 2011 and 2010, respectively, relating to this requirement.

Cash and due from banks also includes fiduciary funds of $1.1 million at both December 31, 2011 and 2010 relating to insurance services.

The $250.3 million increase in overnight investments to $306.8 million at December 31, 2011 from $56.5 million at December 31, 2010 was due to the excess cash held to fund the previously described planned municipal deposit run-off expected to occur in 2012 as part of the Bank’s repositioning of its balance sheet.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
INVESTMENT SECURITIES
5.	INVESTMENT SECURITIES

The amortized cost and estimated fair value of investments in debt and equity securities at December 31, 2011 and 2010 are as follows:

	December 31, 2011
(Dollars in thousands)	Investment Securities Available-for-Sale
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Equity securities	$2,478	$691	$30	$3,139
U.S. Government Sponsored Enterprise (“GSE”) and Agency Notes	204	—	1	203
GNMA guaranteed mortgage certificates	7,874	232	—	8,106
Other mortgage-backed securities	509,434	27,017	—	536,451
Collateralized mortgage obligations	180,029	2,451	85	182,395
Municipal bonds	85,503	4,653	2	90,154
Pooled trust preferred securities	13,433	—	2,280	11,153
Money market and mutual funds	43,399	40	29	43,410

Total	$842,354	$35,084	$2,427	$875,011

	December 31, 2011
	Investment Securities Held-to-Maturity
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
GNMA guaranteed mortgage certificates	$589	$—	$30	$559
Other mortgage-backed securities	422,011	3,987	9	425,989
Collateralized mortgage obligations	47,620	199	—	47,819
Municipal bonds	11,975	182	—	12,157
Foreign bonds	500	—	1	499

Total	$482,695	$4,368	$40	$487,023

	December 31, 2010
(Dollars in thousands)	Investment Securities Available-for-Sale
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Equity securities	$3,029	$206	$—	$3,235
U.S. Government Sponsored Enterprise (“GSE”) and Agency Notes	840,011	428	12,544	827,895
GNMA guaranteed mortgage certificates	8,776	213	—	8,989
Collateralized mortgage obligations	89,047	2,421	8	91,460
Other mortgage-backed securities	459,139	26,318	—	485,457
Municipal bonds	99,069	1,040	977	99,132
Pooled trust preferred securities	16,989	3	2,470	14,522
Money market and mutual funds	11,123	187	9	11,301

	$1,527,183	$30,816	$16,008	$1,541,991

	December 31, 2010
	Investment Securities Held-to-Maturity
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
GNMA guaranteed mortgage certificates	$639	$—	$30	$609
Other mortgage-backed securities	30,876	2,067	—	32,943
Municipal bonds	54,594	59	58	54,595
Foreign bonds	500	1	—	501

Total	$86,609	$2,127	$88	$88,648

During the year ended December 31, 2011, the Bank sold $322.3 million of securities that resulted in a net gain of $652 thousand. A portion of these sales of lower rate, longer term securities were driven by management’s repositioning of the Bank’s balance sheet to improve profitability, interest rate risk, and capital position.

At December 31, 2011 and 2010, $543.1 million and $863.4 million, respectively, of securities at fair value were pledged to secure municipal deposits and $216 thousand and $3.4 million, respectively, of securities at fair value were pledged as collateral on secured borrowings at the Federal Reserve Bank. At December 31, 2011 and 2010, the fair value of the securities held as collateral for repurchase agreements totaled $141.3 million and $153.4 million, respectively.

Investments that have been in a continuous unrealized loss position for periods of less than 12 months and 12 months or longer at December 31, 2011 and 2010 are summarized in the following table:

(Dollars in thousands)	At December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
GSE and Agency Notes	$—	$—	$103	$1	$103	$1
Mortgage-backed securities	30,186	9	559	30	30,745	39
Municipal and other bonds	—	—	1,205	2	1,205	2
Pooled trust preferred securities	—	—	11,153	2,280	11,153	2,280
Collateralized mortgage obligations	27,157	85	106	—	27,263	85
Foreign Bonds	499	1	—	—	499	1

Subtotal, debt securities	57,842	95	13,126	2,313	70,968	2,408
Equity securities	211	30	—	—	211	30
Mutual Funds	984	29	—	—	984	29

Total temporarily impaired securities	$59,037	$154	$13,126	$2,313	$72,163	$2,467

(Dollars in thousands)	At December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
GSE and Agency Notes	$692,008	$12,544	$—	$—	$692,008	$12,544
Mortgage-backed securities	—	—	608	30	608	30
Municipal and other bonds	82,066	946	1,119	89	83,185	1,035
Pooled trust preferred securities	—	—	14,188	2,470	14,188	2,470
Collateralized mortgage obligations	500	3	163	5	663	8

Subtotal, debt securities	774,574	13,493	16,078	2,594	790,652	16,087
Money market fund	304	9	—	—	304	9

Total temporarily impaired securities	$774,878	$13,502	$16,078	$2,594	$790,956	$16,096

When evaluating for impairment, the Company’s management considers the duration and extent to which fair value is less than cost, the creditworthiness and near-term prospects of the issuer, the likelihood of recovering the Company’s investment, whether the Company has the intent to sell the investment or that it is more likely than not that the Company will be required to sell the investment before recovery, and other available information to determine the nature of the decline in market value of the securities.

The following summarizes, by security type, the basis for the conclusion that the applicable investments within the Company’s available-for-sale and held-to-maturity portfolio were not other than temporarily impaired.

United States Government Sponsored Enterprise (GSE) and Agency Notes

The Company’s investment in United States GSE and Agency Notes shown in the preceding table that was in a loss position for 12 months or longer consisted of one U.S. Government guaranteed U.S. Department of Housing and Urban Development bond with an unrealized loss of 0.6%. The unrealized loss is due to current interest rate levels relative to the Company’s cost and not credit quality, and because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost, which may be at maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011.

Mortgage-Backed Securities

The Company’s investment in mortgage-backed securities shown in the preceding table that was in a loss position for greater than 12 months and had an unrealized loss of 5.1% consisted of one U.S. Government agency mortgage backed security. The cash flows of this investment are a direct obligation of the U.S. Government. Accordingly, the Company expects to recover its full payment of principal of this investment. The Company’s investment in the preceding table that was in a loss position for less than 12 months consisted of one GSE Agency mortgage-backed security with an unrealized loss of 0.03%. The unrealized losses are due to current interest rate levels relative to the Company’s cost. Because the unrealized losses are due to current interest rate levels relative to the Company’s cost and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell these investments before recovery of its amortized cost, which may be at maturity, the Company does not consider these investments to be other-than temporarily impaired at December 31, 2011.

Municipal Bonds

The Company’s investment in municipal bonds shown in the preceding table that was in a loss position for greater than 12 months and had an unrealized loss of 0.1% consisted of one general obligation bond issued by a Pennsylvania municipality and rated Aa3 by Moody’s. The unrealized loss is due to current interest rate levels relative to the Company’s cost and not credit quality. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of their amortized cost, which may be maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011.

Pooled Trust Preferred Securities

The Company’s investment in pooled trust preferred securities shown in the preceding table that were in a loss position for greater than 12 months consisted of two pooled trust preferred securities with an unrealized loss, on average, of 17.0%. The first pooled trust preferred security, Trapeza 2003-4A Class A1A, was rated Aa3 by Moody’s and BB+ by Standard & Poor’s, which represents a rating of below investment grade. At December 31, 2011, the book value of the security totaled $6.4 million and the fair value totaled $5.9 million, representing an unrealized loss of $0.6 million, or 8.7%. At December 31, 2011, there were a total of 29 banks currently performing of the 39 remaining banks in the security. A total of 18.2%, or $59.0 million, of the current collateral of $323.6 million has defaulted and 11.7%, or $38.0 million, of the current collateral has deferred. Utilizing a cash flow analysis model in analyzing this security, an assumption of 0% recovery of current deferrals and defaults and additional defaults of 3.60% of outstanding collateral, every three years beginning in March 2012, with a 0% recovery, was modeled and resulted in no cash flow shortfalls to the Company’s tranche. This represents the assumption of an additional 24.7% of defaults from the remaining performing collateral of $226.6 million. Excess subordination for the Trapeza 2003-4A Class A1A security represents 71.9% of the remaining performing collateral. The excess subordination of 71.9% is calculated by taking the remaining performing collateral of $226.6 million, subtracting the Class A1A or senior tranche balance of $63.6 million and dividing this result, $163.0 million, by the remaining performing collateral. This excess subordination represents the additional collateral supporting the Company’s tranche.

The remaining pooled trust preferred security, US Capital Fund III Class A-1, is rated Baa2 by Moody’s and CCC- by Standard & Poor’s, which represents a rating of below investment grade. At December 31, 2011, the book value of the security totaled $7.0 million and the fair value totaled $5.3 million, representing an unrealized loss of $1.7 million, or 24.5%. At December 31, 2011, there were a total of 31 banks currently performing of the 42 remaining banks in the security. A total of 16.7%, or $35.0 million, of the current collateral of $209.7 million has defaulted and 11.0%, or $23.2 million, of the current collateral has deferred. Utilizing a cash flow analysis model in analyzing this security, an assumption of 0% recovery of current deferrals and additional defaults of 3.60% of outstanding collateral, every three years beginning in February 2012, with a 0% recovery, was modeled and resulted in no cash flow shortfalls to the Company’s tranche. This represents the assumption of an additional 24.0% of defaults from the remaining performing collateral of $151.5 million. Excess subordination for the US Capital Fund III A-1 security represents 45.8% of the remaining performing collateral. The excess subordination of 45.8% is calculated by taking the remaining performing collateral of $151.5 million, subtracting the Class A-1 or senior tranche balance of $82.2 million and dividing this result, $69.3 million, by the remaining performing collateral. This excess subordination represents the additional collateral supporting the Company’s tranche.

Based on the above analysis, the Company expects to recover its entire amortized cost basis of the securities and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011.

Collateralized Mortgage Obligations

The Company’s investment in collateralized mortgage obligations (“CMOs”) shown in the preceding table that was in a loss position for greater than 12 months and had an unrealized loss, on average, of 0.1% consisted of one non-agency CMO. The decline in the market value of the non-agency CMO is attributable to the widening of credit spreads in the non-agency CMO market. The Company performs a qualitative analysis by monitoring certain characteristics of its non-agency CMOs, such as ratings, delinquency and foreclosure percentages, historical default and loss severity ratios, credit support and coverage ratios and, based on the analysis performed at December 31, 2011, the Company expects to recover its entire amortized cost basis of the security. The Company’s investment in CMOs shown in the preceding table that was in a loss position for less than 12 months consisted of one GSE agency CMO with an unrealized loss of 0.3%. The unrealized loss is due to current interest rate levels relative to the Company’s cost and not credit quality. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost, which may be maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011.

Foreign Bond

The Company’s investment in Foreign Bonds in the preceding table consisted of one State of Israel Bond that was in a loss position for less than 12 months with an unrealized loss of 0.1%. The unrealized loss is due to current interest rate levels relative to the Company’s cost and not credit quality. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of their amortized cost, which may be maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011.

Equity Securities/Mutual Funds

The Company’s investment in equities shown in the preceding table consisted of one bank equity that was in a loss position for less than 12 months with an unrealized loss of 12.5%. The Company’s investment in mutual funds shown in the preceding table consisted of four funds in a loss position for less than 12 months at 2.9%. The Company evaluated the near-term prospects of the issuer in relation to the severity and duration of impairment and the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011.

The following table sets forth the stated maturities of the investment securities at December 31, 2011. Mutual funds, money market funds and equity securities are not included in the table based on lack of a maturity date.

(Dollars are in thousands)	December 31, 2011		December 31, 2010
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Available-for-sale:
Due in one year or less	$3,983	$4,016	$2,393	$2,406
Due after one year through five years	10,065	10,465	151,758	152,430
Due after five years through ten years	186,265	190,455	776,999	766,453
Due after ten years	79,142	79,256	114,279	112,033
Mortgage-backed securities	517,308	544,556	467,915	494,446

Total	$796,763	$828,748	$1,513,344	$1,527,768

Held-to-maturity:
Due in one year or less	$10,615	$10,672	$52,214	$52,196
Due after one year through five years	1,230	1,275	2,130	2,136
Due after five years through ten years	48,250	48,529	625	636
Due after ten years	—	—	125	128
Mortgage-backed securities	422,600	426,547	31,515	33,552

Total	$482,695	$487,023	$86,609	$88,648

During 2011, the Company did not record any impairment charges for securities. During 2010, the Company recorded an impairment loss of $88 thousand related to a $300 thousand equity security that had been in an unrealized loss position for less than 12 months and for which management had deemed it unlikely that the market value would increase in the near future. During 2009, the Company deemed several common equity securities to be other than temporarily impaired and recorded an impairment loss of $1.6 million related to these securities.

Loans	12 Months Ended
Dec. 31, 2011
Loans/Accrued Interest Receivable [Abstract]
LOANS
6.	LOANS

Major classifications of loans at December 31, 2011 and 2010 are summarized as follows:

December 31, (Dollars in thousands)	2011	2010
Commercial:
Commercial real estate	$547,010	$600,734
Commercial business loans	429,266	441,881
Commercial construction	233,545	268,314

Total commercial loans	1,209,821	1,310,929

Residential:
Residential real estate	623,955	687,565
Residential construction	5,581	11,157

Total residential loans	629,536	698,722

Consumer loans:
Home equity & lines of credit	268,793	288,875
Personal	73,094	94,036
Education	234,844	249,696
Automobile	160,041	154,144

Total consumer loans	736,772	786,751

Total loans	2,576,129	2,796,402

Allowance for losses	(54,213)	(45,366)

Loans, net	$2,521,916	$2,751,036

Included in the balance of residential loans are approximately $1.3 million of loans held for sale at December 31, 2011. As of December 31, 2010, the Bank did not have any loans held for sale. Loans held for sale are loans originated by the Bank to be sold to a third party under contractual obligation to purchase the loans from the Bank. These loans are carried at the lower of cost or market, determined on a net aggregate basis. For the year ended December 31, 2011, the Bank sold residential mortgage loans with an unpaid principal balance of approximately $56.3 million and recorded non-interest income of approximately $1.2 million related to the valuation of servicing rights and the gain recognized on the sale of these loans. The Bank retained the related mortgage servicing rights and receives a 25 basis point servicing fee. The Bank had no loan sales during 2010.

In the ordinary course of business, the Company has granted loans to executive officers and directors and their affiliates amounting to $202 thousand, $511 thousand and $319 thousand at December 31, 2011, 2010, and 2009, respectively. The amount of payoffs and repayments with respect to such loans during the years ended December 31, 2011, 2010 and 2009 totaled $310 thousand, $6 thousand and $46 thousand, respectively. There were $1 thousand, $198 thousand and $8 thousand, respectively, of new related party loans granted during the years ended December 31, 2011, 2010, and 2009.

Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable losses inherent in the loan portfolio. We evaluate the adequacy of the allowances for loan losses balance on loans on a quarterly basis. When additional allowances are necessary, a provision for loan losses is charged to earnings. The Company’s methodology for assessing the appropriateness of the allowance for loan losses consists of: (1) a specific valuation allowance on identified problem loans; (2) a general valuation allowance on the remainder of the loan portfolio; and (3) an unallocated component. Although we determine the amount of each element of the allowance separately, the entire allowance for loan losses is available to absorb losses in the loan portfolio. The Company charges-off the collateral deficiency on all loans at 90 days past due and all loans rated substandard or worse, as a result, no specific valuation allowance was maintained at December 31, 2011 and 2010.

The following tables set forth the activity in the allowance for loan losses by portfolio for the years ended December 31, 2011 and 2010:

December 31, 2011 (Dollars in thousands)	COMMERCIAL			RESIDENTIAL		CONSUMER
	Real Estate	Business	Construction	Real Estate	Construction	Home Equity & Equity Lines	Personal	Education	Auto	Not Allocated	Total
Allowance for credit losses:
Beginning balance	$14,793	$14,407	$9,296	$1,854	$30	$2,136	$977	$297	$1,026	$550	$45,366
Charge-offs	8,508	5,897	16,063	968	36	587	1,643	147	1,185	—	35,034
Recoveries	651	1,027	3,333	28	—	461	310	—	571	—	6,381
Provision	9,318	5,839	18,225	706	71	10	2,211	129	991	—	37,500

Allowance ending balance	$16,254	$15,376	$14,791	$1,620	$65	$2,020	$1,855	$279	$1,403	$550	$54,213

Allowance ending balance
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	16,254	15,376	14,791	1,620	65	2,020	1,855	279	1,403	550	54,213

Total Allowance	$16,254	$15,376	$14,791	$1,620	$65	$2,020	$1,855	$279	$1,403	$550	$54,213

Financing receivable:
Ending balance
Individually evaluated for impairment	$38,324	$31,666	$40,349	$12,477	$1,850	$499	$436	$—	$97	$—	$125,698
Collectively evaluated for impairment	508,686	397,600	193,196	611,478	3,731	268,294	72,658	234,844	159,944	—	2,450,431

Total Portfolio	$547,010	$429,266	$233,545	$623,955	$5,581	$268,793	$73,094	$234,844	$160,041	$—	$2,576,129

December 31, 2010 (Dollars in thousands)	COMMERCIAL			RESIDENTIAL		CONSUMER
	Real Estate	Business	Construction	Real Estate	Construction	Home Equity & Lines of Credit	Personal	Education	Auto	Not Allocated	Total
Allowance for credit losses:
Beginning balance	$9,842	$20,515	$4,344	$5,460	$97	$2,169	$1,041	$903	$1,484	$—	$45,855
Charge-offs	22,210	14,505	29,631	918	—	2,106	984	198	1,090	—	71,642
Recoveries	162	171	—	2	—	71	208	—	339	—	953
Provision	26,999	8,226	34,583	(2,690)	(67)	2,002	712	(408)	293	550	70,200

Allowance ending balance	$14,793	$14,407	$9,296	$1,854	$30	$2,136	$977	$297	$1,026	$550	$45,366

Allowance ending balance
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	14,793	14,407	9,296	1,854	30	2,136	977	297	1,026	550	45,366

Total Allowance	$14,793	$14,407	$9,296	$1,854	$30	$2,136	$977	$297	$1,026	$550	$45,366

Financing receivable:
Ending balance
Individually evaluated for impairment	$28,769	$21,634	$31,519	$13,414	$308	$—	$89	$—	$70	$—	$95,803
Collectively evaluated for impairment	571,965	420,247	236,795	674,151	10,849	288,875	93,947	249,696	154,074	—	2,700,599

Total Portfolio	$600,734	$441,881	$268,314	$687,565	$11,157	$288,875	$94,036	$249,696	$154,144	$—	$2,796,402

The summary activity in the allowance for loan losses for all portfolios for the years ended December 31, 2011, 2010, and 2009, is as follows:

	2011	2010	2009
Balance, beginning of year	$45,366	$45,855	$36,905
Provision for loan losses	37,500	70,200	15,697
Charge-offs	(35,034)	(71,642)	(7,703)
Recoveries	6,381	953	956

Balance, end of year	$54,213	$45,366	$45,855

The provision for loan losses charged to expense is based upon past loan loss experience and an evaluation of estimated losses in the current loan portfolio, including the evaluation of impaired loans under FASB ASC Topic 310 for Loans and Debt Securities. Under FASB ASC Topic 310 for Receivables, for all loan segments a loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. When all or a portion of the loan is deemed uncollectible, the uncollectible portion is charged-off. The measurement is based either on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. Most of the Company’s commercial loans are collateral dependent and therefore the Company uses the value of the collateral to measure the loss. Any collateral shortfall for loans that are 90 days past due are charged-off. Impairment losses are included in the provision for loan losses. Large groups of homogeneous loans are collectively evaluated for impairment, except for those loans restructured under a troubled debt restructuring.

Classified Loans

The Bank’s credit review process includes a risk classification of all commercial and residential loans that includes pass, special mention, substandard and doubtful. The classification of a loan may change based on changes in the creditworthiness of the borrower. The description of the risk classifications are as follows:

A loan is classified as pass when payments are current and it is performing under the original contractual terms. A loan is classified as special mention when the borrower exhibits potential credit weakness or a downward trend which, if not checked or corrected, will weaken the asset or inadequately protect the Bank’s position. While potentially weak, the borrower is currently marginally acceptable; no loss of principal or interest is envisioned. A loan is classified as substandard when the borrower has a well defined weakness or weaknesses that jeopardize the orderly liquidation of the debt. A substandard loan is inadequately protected by the current net worth and paying capacity of the obligor, normal repayment from this borrower is in jeopardy, and there is a distinct possibility that a partial loss of interest and/or principal will occur if the deficiencies are not corrected. A loan is classified as doubtful when a borrower has all weaknesses inherent in one classified as substandard with the added provision that: (1) the weaknesses make collection of debt in full on the basis of currently existing facts, conditions and values highly questionable and improbable; (2) serious problems exist to the point where a partial loss of principal is likely; and (3) the possibility of loss is extremely high, but because of certain important, reasonably specific pending factors which may work to the advantage and strengthening of the assets, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens and additional refinancing plans. The Company charges-off the collateral deficiency on all loans classified as substandard or worse. In all cases, loans are placed on non-accrual when 90 days past due or earlier if collection of principal or interest is considered doubtful.

The following tables set forth the amounts of classified asset categories for the commercial and residential loan portfolios at December 31, 2011 and 2010:

Commercial and Residential Loans
Credit Risk Internally Assigned
(Dollars in thousands)
	December 31, 2011
	Commercial		Commercial		Commercial		Residential		Residential
	Real Estate		Business		Construction		Real Estate		Construction		Total
Grade
Pass	$499,976	91%	$367,525	86%	$175,825	75%	$611,478	98%	$3,731	67%	$1,658,535	90%
Special Mention	8,710	2%	30,075	7%	17,371	8%	—	—%	—	—%	56,156	3%
Substandard	31,382	6%	27,672	6%	30,483	13%	12,477	2%	1,850	33%	103,864	6%
Doubtful	6,942	1%	3,994	1%	9,866	4%	—	—%	—	—%	20,802	1%

Total	$547,010	100%	$429,266	100%	$233,545	100%	$623,955	100%	$5,581	100%	$1,839,357	100%

	December 31, 2010
	Commercial		Commercial		Commercial		Residential		Residential
	Real Estate		Business		Construction		Real Estate		Construction		Total
Grade
Pass	$558,679	93%	$408,148	92%	$204,824	76%	$674,151	98%	$10,849	97%	$1,856,651	92%
Special Mention	6,375	1%	9,557	2%	26,711	10%	—	—%	—	—%	42,643	2%
Substandard	26,044	4%	21,794	5%	19,996	8%	13,414	2%	106	1%	81,354	4%
Doubtful	9,636	2%	2,382	1%	16,783	6%	—	—%	202	2%	29,003	2%

Total	$600,734	100%	$441,881	100%	$268,314	100%	$687,565	100%	$11,157	100%	$2,009,651	100%

The Bank’s credit review process is based on payment history for all consumer loans. Generally, all consumer loans are charged-off when they become 90 days delinquent with the exception of education loans which are guaranteed by the government. The following tables set forth the consumer loan risk profile based on payment activity as of December 31, 2011 and 2010:

Consumer Credit Exposure
Credit Risk Profile Based on Payment Activity
(Dollars in thousands)
	December 31, 2011
	Home Equity & Lines of Credit		Personal		Education		Auto		Total
Performing	$268,294	100%	$72,658	99%	$206,421	88%	$159,944	100%	$707,317	96%
Non-performing	499	—%	436	1%	28,423	12%	97	—%	29,455	4%

Total	$268,793	100%	$73,094	100%	$234,844	100%	$160,041	100%	$736,772	100%

	December 31, 2010
	Home Equity & Lines of Credit		Personal		Education		Auto		Total
Performing	$288,875	100%	$93,947	100%	$221,808	89%	$154,074	100%	$758,704	96%
Non-performing	—	—%	89	—%	27,888	11%	70	—%	28,047	4%

Total	$288,875	100%	$94,036	100%	$249,696	100%	$154,144	100%	$786,751	100%

Loan Delinquencies and Non-accrual Loans

The Company monitors the past due and non-accrual status of loans in determining the loss classification, impairment status and in determining the allowance for loan losses. Generally, all loans past due 90 days are put on non-accrual status. Education loans greater than 90 days delinquent continue to accrue interest as they are government guaranteed with little risk of credit loss.

The following tables provide information about delinquent and non-accrual loans in the Company’s portfolio at the dates indicated:

Aged Analysis of Past Due and Non-accrual Financing Receivables

As of December 31, 2011

													Recorded
	30-59		60-89		> 90								Investment
	Days		Days		Days		Total				Total		>90 Days
	Past		Past		Past		Past				Financing		And	Non-
(Dollars in thousands)	Due		Due		Due		Due		Current		Receivables		Accruing	Accruing
Commercial:
Commercial real estate	$3,307	10%	$998	5%	$20,229	21%	$24,534	17%	$522,476	21%	$547,010	21%	$—	$29,367	27%
Commercial business loans	1,836	6%	3,020	16%	15,718	17%	20,574	14%	408,692	17%	429,266	17%	—	26,959	25%
Commercial construction	2,483	8%	461	3%	22,526	24%	25,470	17%	208,075	9%	233,545	9%	—	36,222	34%

Total commercial	$7,626	24%	$4,479	24%	$58,473	62%	$70,578	48%	$1,139,243	47%	$1,209,821	47%	$—	$92,548	86%

Residential:
Residential real estate	$2,654	8%	$1,544	8%	$6,159	6%	$10,357	7%	$613,598	25%	$623,955	24%	$—	$12,477	11%
Residential construction	—	0%	484	3%	1,850	2%	2,334	2%	3,247	0%	5,581	0%	—	1,850	2%

Total residential	$2,654	8%	$2,028	11%	$8,009	8%	$12,691	9%	$616,845	25%	$629,536	24%	$—	$14,327	13%

Consumer loans:
Home equity & lines of credit	925	3%	382	2%	208	0%	1,515	1%	267,278	11%	268,793	11%	$—	499	1%
Personal	524	2%	18	0%	405	0%	947	1%	72,147	3%	73,094	3%	—	436	0%
Education	18,209	57%	11,101	61%	28,423	30%	57,733	40%	177,111	7%	234,844	9%	28,423	—	0%
Automobile	1,753	6%	344	2%	—	0%	2,097	1%	157,944	7%	160,041	6%	—	97	0%

Total consumer	$21,411	68%	$11,845	65%	$29,036	30%	$62,292	43%	$674,480	28%	$736,772	29%	$28,423	$1,032	1%

Total	$31,691	100%	$18,352	100%	$95,518	100%	$145,561	100%	$2,430,568	100%	$2,576,129	100%	$28,423	$107,907	100%

Aged Analysis of Past Due and Non-accrual Financing Receivables

As of December 31, 2010

(Dollars in thousands)	30-59 Days Past Due		60-89 Days Past Due		> 90 Days Past Due		Total Past Due		Current		Total Financing Receivables		Recorded Investment >90 Days And Accruing	Non- Accruing
Commercial:
Commercial real estate	$2,243	6%	$520	3%	$16,158	22%	$18,921	15%	$581,813	22%	$600,734	21%	$—	$28,769	30%
Commercial business loans	4,810	13%	246	1%	6,712	9%	11,768	9%	430,113	16%	441,881	16%	—	21,634	23%
Commercial construction	4,706	13%	1,581	10%	14,110	19%	20,397	16%	247,917	9%	268,314	10%	—	31,519	33%

Total commercial	$11,759	32%	$2,347	14%	$36,980	50%	$51,086	40%	$1,259,843	47%	$1,310,929	47%	$—	$81,922	86%

Residential:
Residential real estate	$5,619	15%	$1,850	11%	$8,522	12%	$15,991	13%	$671,574	25%	$687,565	25%	$44	$13,414	14%
Residential construction	—	—%	—	—%	308	—%	308	—%	10,849	—%	11,157	—%	—	308	—%

Total residential	$5,619	15%	$1,850	11%	$8,830	12%	$16,299	13%	$682,423	25%	$698,722	25%	$44	$13,722	14%
Consumer loans:
Home equity & lines of credit	$906	2%	$100	1%	$—	—%	$1,006	1%	$287,869	11%	$288,875	10%	$—	$—	—%
Personal	1,064	3%	247	2%	8	—%	1,319	1%	92,717	4%	94,036	3%	—	89	—%
Education	16,156	44%	11,229	70%	27,888	38%	55,273	44%	194,423	7%	249,696	9%	27,888	—	—%
Automobile	1,537	4%	315	2%	—	—%	1,852	1%	152,292	6%	154,144	6%	—	70	—%

Total consumer	$19,663	53%	$11,891	75%	$27,896	38%	$59,450	47%	$727,301	28%	$786,751	28%	$27,888	$159	—%

Total	$37,041	100%	$16,088	100%	$73,706	100%	$126,835	100%	$2,669,567	100%	$2,796,402	100%	$27,932	$95,803	100%

Troubled Debt Restructured Loans

The Company determines whether a restructuring of debt constitutes a troubled debt restructuring in accordance with guidance under FASB ASC Topic 310 for Receivables. The Company considers a loan a troubled debt restructuring (“TDR”) when the borrower is experiencing financial difficulty and we grant a concession that we would not otherwise consider but for the borrower’s financial difficulties. A TDR includes a modification of debt terms or assets received in satisfaction of the debt (including a foreclosure or a deed in lieu of foreclosure) or a combination of types. The Bank evaluates selective criteria to determine if a borrower is experiencing financial difficulty, including the ability of the borrower to obtain funds from sources other than the Bank at market rates. The Bank considers all TDR loans as impaired loans and they are put on non-accrual status. The Bank will not consider the loan a TDR if the loan modification was a result of a customer retention program.

The Bank had 36 loans totaling $23.7 million and 36 loans totaling $26.7 million whose terms were modified in a manner that met the criteria for a TDR as of December 31, 2011 and December 31, 2010, respectively. As of December 31, 2011, 11 of the TDRs were commercial real estate loans with an aggregate outstanding balance of $7.8 million, 10 were commercial business loans with an aggregate outstanding balance of $9.9 million, one loan was a commercial construction loan with an outstanding balance of $3.9 and the remaining 14 loans were residential real estate loans with an aggregate outstanding balance of $2.1 million.

The Company does not restructure troubled consumer loans, thus all TDRs relate to commercial and residential loans. The following table summarizes information about TDRs as of and for the year ended December 31, 2011:

(Dollars in 000’s, except number of loans)	For the Year Ended December 31, 2011
	No. of Loans	Balance
Loans modified during the period in a manner that met the definition of a TDR	4	$1,801
Modifications granted:
Reduction of outstanding principal due	—	—
Deferral of principal amounts due	1	43
Temporary reduction in interest rate	1	60
Deferral of interest due	2	1,698
Below market interest rate granted	—	—
Outstanding principal balance immediately before and after modification	4	1,801
Aggregate principal charge-off recognized on TDRs outstanding at period end since origination	13	5,545
Outstanding principal balance at period end	36	23,709
TDRs that re-defaulted subsequent to being modified (in the past twelve months)	—	—

Impaired Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures the extent of the impairment in accordance with guidance under FASB ASC Topic 310 for Receivables. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value or discounted cash flows. However, collateral value is predominantly used to assess the fair value of an impaired loan. Those impaired loans not requiring an allowance represent loans for which the fair value of the collateral or expected repayments exceed the recorded investments in such loans.

Components of Impaired Loans

Impaired Loans For the Year Ended December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized Using Cash Basis
Impaired loans with no related specific allowance recorded:
Commercial Real Estate	$29,367	$42,143	$—	$30,075	$—	$—
Commercial Business	26,959	34,182	—	25,051	—	—
Commercial Construction	36,222	60,114	—	41,087	—	—
Residential Real Estate	12,477	13,139	—	14,998	—	—
Residential Construction	1,850	1,850	—	1,006	—	—
Home Equity and Lines of Credit	499	504	—	428	—	—
Personal	436	830	—	575	—	—
Education	—	—	—	—	—	—
Auto	97	97	—	95	—	—

Total Impaired Loans:	$107,907	$152,859	—	$113,315	$—	—
Commercial	92,548	136,439	—	96,213	—	—
Residential	14,327	14,989	—	16,004	—	—
Consumer	1,032	1,431	—	1,098	—	—

Total	$107,907	$152,859	$—	$113,315	$—	$—

For the year ended December 31, 2010 (Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized*	Interest Income Recognized Using Cash Basis
Impaired loans with no related specific allowance recorded:
Commercial Real Estate	$28,769	$50,044	$—	$29,028	$6	$795
Commercial Business	21,634	32,114	—	13,870	—	71
Commercial Construction	31,519	61,150	—	33,946	—	—
Residential Real Estate	13,414	13,823	—	3,745	—	—
Residential Construction	308	722	—	302	—	—
Consumer Personal	159	159	—	339	—	—

Total Impaired Loans:	$95,803	$158,012	$—	$81,230	$6	$866
Commercial	81,922	143,308	—	76,844	6	866
Residential	13,722	14,545	—	4,047	—	—
Consumer	159	159	—	339	—	—

Total	$95,803	$158,012	$—	$81,230	$6	$866

The Company charged-off the collateral deficiency on all loans and as a result, no specific valuation allowance was required for any loans at December 31, 2011.

Non-performing loans (which includes non-accrual loans and loans past 90 days or more and still accruing) at December 31, 2011 and 2010 amounted to approximately $136.3 million and $123.8 million, respectively, and include $28.4 million and $27.9 million in guaranteed student loans, respectively. As of December 31, 2011, all impaired loans greater than 90 days delinquent are on a non-accrual status and all payments are applied to principal.

Accrued Interest Receivable	12 Months Ended
Dec. 31, 2011
Loans/Accrued Interest Receivable [Abstract]
ACCRUED INTEREST RECEIVABLE
7.	ACCRUED INTEREST RECEIVABLE

The following table provides selected information on accrued interest receivable at December 31, 2011 and 2010.

(Dollars in thousands)	2011		2010
	Amount	% of Total	Amount	% of Total
Interest-bearing deposits	$39	0.24%	$8	0.05%
Investment securities	4,359	26.57%	6,399	32.70%
Loans	12,003	73.19%	13,159	67.25%

Total accrued interest receivable	$16,401	100.00%	$19,566	100.00%

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
BANK PREMISES AND EQUIPMENT
8.	BANK PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2011 and 2010 consist of the following:

(Dollars in thousands)	2011	2010
Land	$14,673	$15,023
Bank premises	37,194	37,024
Furniture, fixtures and equipment	22,972	24,379
Leasehold improvements	9,116	9,653
Construction in progress	5,933	5,170

Total	89,888	91,249
Accumulated depreciation and amortization	(29,975)	(26,910)

Total	$59,913	$64,339

Depreciation and amortization expense amounted to $5.5 million, $6.1 million, and $6.0 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles [Abstract]
GOODWILL AND OTHER INTANGIBLES
9.	GOODWILL AND OTHER INTANGIBLES

Goodwill and other intangible assets arising from the acquisition of CLA Agency, Inc. (“CLA”), FMS Financial Corporation (“FMS”), and Paul Hertel & Company were accounted for in accordance with the accounting guidance in FASB ASC Topic 350 for Intangibles—Goodwill and Other. The other intangibles are amortizing intangibles, which primarily consist of a core deposit intangible which is amortized over an estimated useful life of ten years. As of December 31, 2011, the core deposit intangible net of accumulated amortization totaled $8.3 million. The remaining balance of other amortizing intangibles includes customer lists amortized over an estimated weighted average useful life of approximately 12 years.

Goodwill and other indefinite lived intangible assets are not amortized on a recurring basis, but rather are subject to periodic impairment testing. During the quarter ended December 31, 2011, the Company adopted the amendments included in ASU 2011-08, which allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Management reviewed qualitative factors for the Bank and Beneficial Insurance Services, LLC, including financial performance, market changes and general economic conditions and determined that it was more likely than not that the fair value of each reporting unit was greater than its carrying amount as of December 31, 2011. As a result, management concluded that there was no impairment of goodwill during the year ended December 31, 2011.

During 2010, the impairment test for goodwill required the Company to compare the fair value of business reporting units to their carrying value, including assigned goodwill, on an annual basis. In addition, goodwill is tested more frequently if changes in circumstances or the occurrence of events indicate impairment potentially exists. The goodwill impairment analysis estimated the fair value of equity using discounted cash flow analyses which required assumptions, as well as guideline company and guideline transaction information, where available. The inputs and assumptions specific to each reporting unit are incorporated in the valuations including projections of future cash flows, discount rates, the fair value of tangible and intangible assets and liabilities, and applicable valuation multiples based on the guideline information. We assessed the reasonableness of the estimated fair value of the reporting units by giving consideration to our market capitalization over a reasonable period of time. Management performed a goodwill impairment analysis as of December 31, 2010 and determined the fair value for each reporting unit was in excess of its carrying amount. As a result, management concluded that there was no impairment of goodwill during the year ended December 31, 2010.

During 2009, overall economic conditions and increased competition significantly impacted the financial results of Beneficial Insurance Services, LLC. As a result, the Company conducted an impairment evaluation of the goodwill specifically related to Beneficial Insurance Services, LLC, which indicated a decline in fair value, causing the Company to record an impairment charge of $1.0 million.

Other intangible assets subject to amortization are evaluated for impairment in accordance with authoritative guidance. An impairment loss will be recognized if the carrying amount of the intangible asset is not recoverable and exceeds fair value. The carrying amount of the intangible is not considered recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset. Based on the Company’s December 31, 2011 impairment analysis of other intangible assets, management determined that the fair value for each intangible asset was in excess of its respective carrying amount and therefore there was no impairment to other intangible assets.

Goodwill and other intangibles at December 31, 2011 and December 31, 2010 are summarized as follows:

(Dollars in thousands)	Goodwill	Core Deposit Intangible	Customer Relationships and other
Balance at December 31, 2010	$110,486	$10,968	$5,951
Adjustments:
Impairment	—	—	—
Amortization	—	(2,636)	(949)

Balance at December 31, 2011	$110,486	$8,332	$5,002

The following table summarizes amortizing intangible assets at December 31, 2011 and 2010:

	2011			2010
(Dollars in thousands)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Amortizing Intangibles:
Core Deposits	$23,215	(14,883)	$8,332	$23,215	($12,247)	$10,968
Customer Relationships and Other	10,251	(5,249)	5,002	10,251	(4,300)	5,951

Total Amortizing Intangibles	$33,466	(20,132)	$13,334	$33,466	($16,547)	$16,919

Aggregate amortization expense was $3.6 million, $3.5 million and $3.6 million for the years ended December 31, 2011, 2010, and 2009, respectively. Amortization expense for the next five years and thereafter is expected to be as follows:

(Dollars in thousands)
Year	Expense
2012	$3,010
2013	2,141
2014	2,045
2015	2,056
2016	2,067
2017 and thereafter	2,015

Other Assets	12 Months Ended
Dec. 31, 2011
Other Asset [Abstract]
OTHER ASSETS
10.	OTHER ASSETS

The following table provides selected information on other assets at December 31, 2011 and 2010:

(Dollars in thousands)	December 31,	December 31,
	2011	2010
Investments in affordable housing and other partnerships	$17,189	$20,378
Cash surrender value of life insurance	19,575	18,629
Prepaid assets	10,459	15,873
Net deferred tax assets	37,998	31,928
Other real estate	17,775	16,694
Accounts receivable—ACH	—	22,901
Accounts receivable—trading securities	—	31,127
Fixed assets held for sale	553	3,074
Mortgage servicing rights	647	219
All other assets	9,987	24,339

Total other assets	$114,183	$185,162

During the year ended December 31, 2011, the Company determined that five Bank branches would be consolidated into existing branch locations. As a result, there were two owned branches that were transferred to fixed assets held for sale at their fair market value, less costs to sell of $553 thousand, and a loss of $947 thousand was recorded as part of the restructuring charge in non-interest expense. During the year ended December 31, 2010, the Company determined that two properties located in Burlington, New Jersey would be vacated and sold. These properties were recorded at their fair market value, less costs to sell, which totaled $3.1 million, and a $1.6 million loss was recorded in “other non-interest expense” on the Company’s consolidated statement of operations for the year ended December 31, 2010. These two locations were sold and a gain of $261 thousand was recorded in other non-interest expense on the Statement of Operations for the year ended December 31, 2011.

The Company follows the authoritative guidance under ASC 860-50—Servicing Assets and Liabilities to account for its MSRs. Effective January 1, 2011, the Company elected the fair value measurement method to value its existing mortgage servicing assets at fair value in accordance with ASC 860-50. Under the fair value measurement method, the Company measures its MSRs at fair value at each reporting date and reports changes in the fair value of its MSRs in earnings in the period in which the changes occur. See Note 22 to these consolidated financial statements.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits / Regulatory Capital Requirements [Abstract]
DEPOSITS
11.	DEPOSITS

Deposits consisted of the following major classifications at December 31, 2011 and 2010:

(Dollars in thousands)	2011	% of Total Deposits	2010	% of Total Deposits
Non-interest bearing deposits	$278,968	7.8%	$282,050	7.2%
Interest-earning checking accounts	485,160	13.5%	420,873	10.7%
Municipal checking accounts	679,055	18.9%	1,072,574	27.2%
Money market accounts	529,877	14.7%	622,050	15.8%
Savings accounts	783,388	21.8%	696,629	17.7%
Time deposits	838,354	23.3%	848,128	21.4%

Total deposits	$3,594,802	100.0%	$3,942,304	100.0%

The decrease in deposits of $347.5 million for the year ended December 31, 2011 was primarily due to the planned run-off of higher cost, non-relationship-based municipal deposits. For the year ended December 31, 2011, municipal deposit run-off was $393.5 million, which has helped stabilize net interest margin and improve the capital position of the Company.

Time deposit accounts outstanding at December 31, 2011 and 2010, mature as follows:

(Dollars in thousands)	2011	2010
0 to 6 months	$329,929	$328,805
7 to 12 months	162,038	294,011
13 to 24 months	119,262	139,194
Over 25 months	227,125	86,118

	$838,354	$848,128

The aggregate amount of certificate accounts in denominations of $100 thousand dollars or more totaled $149.1 million and $199.3 million at December 31, 2011 and 2010, respectively. Due to recent economic conditions, the FDIC has permanently raised deposit insurance per account owner to $250 thousand for all types of accounts. The FDIC is also providing unlimited deposit insurance for “non-interest bearing transaction accounts” until December 31, 2012.

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
BORROWED FUNDS
12.	BORROWED FUNDS

A summary of borrowings is as follows:

(Dollars in thousands)	December 31,
	2011	2010
FHLB advances	$100,000	$113,000
Repurchase agreements	125,000	135,000
Statutory trust debenture	25,335	25,317

Total borrowings	$250,335	$273,317

Advances from the FHLB that bear fixed interest rates with remaining periods until maturity are summarized as follows:

(Dollars in thousands)	December 31,
	2011	2010
Due in one year or less	$30,000	$13,000
Due after one year through five years	50,000	80,000
Due after five years through ten years	20,000	20,000

Total FHLB advances	$100,000	$113,000

Repurchase agreements that bear fixed interest rates with remaining periods until maturity are summarized as follows:

(Dollars in thousands)	December 31,
	2011	2010
Due in one year or less	$40,000	$10,000
Due after one year through five years	85,000	125,000

Total	$125,000	$135,000

Included as “FHLB advances” at December 31, 2011 and 2010 in the above table are FHLB borrowings whereby the FHLB has the option at predetermined times to convert the fixed interest rate to an adjustable rate tied to the London Interbank Offered Rate (“LIBOR”). If the FHLB converts the interest rate, the Company would have the option to prepay these advances without penalty. These advances are included in the periods in which they mature. At December 31, 2011, $100.0 million, or 100.0% of the FHLB advances, are convertible at the option of the FHLB.

FHLB advances are collateralized under a blanket collateral lien agreement. The Company is required to report certain quarterly financial data to maintain current and future borrowings from the FHLB.

At December 31, 2011, the Company has a commitment for future advances from the FHLB in the amount of $145.0 million.

The weighted average interest rates of the borrowings during the year ended December 31, 2011 and 2010 were as follows:

	2011	2010
Weighted average interest rate during period:
Federal Home Loan Bank advances	3.26%	3.81%
Repurchase agreements	3.72	4.36
Federal Reserve Bank of Philadelphia overnight borrowings	0.73	0.75
Statutory Trust Debenture	2.02	2.05
Other	0.25	0.20

The Company pledges securities and loans to secure its borrowing capacity at the Federal Reserve Bank of Philadelphia. At December 31, 2011, a security with an amortized cost of $199 thousand and an estimated fair value of $216 thousand was pledged. At December 31, 2010, securities with an amortized cost of $3.2 million and an estimated fair value of $3.4 million were pledged. Loans totaling $808.5 million and $619.1 million were pledged to secure borrowings at December 31, 2011 and 2010, respectively.

The Company enters into sales of securities under agreements to repurchase. These agreements are recorded as financing transactions, and the obligation to repurchase is reflected as a liability in the consolidated statements of financial condition. The dollar amount of securities underlying the agreements remains recorded as an asset and carried in the Company’s securities portfolio.

At December 31, 2011 and 2010, outstanding repurchase agreements were $125.0 and $135.0 million, respectively, with a weighted average maturity of 1.43 and 2.28 years, respectively, and a weighted average cost of 3.63% and 3.74%, respectively. The average balance of repurchase agreements during the years ended December 31, 2011 and 2010 were $128.6 million and $217.5 million, respectively. The maximum amount outstanding at any month end period during 2010 and 2009 was $135.0 million and $235.0 million, respectively.

At December 31, 2011 and 2010, outstanding repurchase agreements were secured by GSE Notes, GSE Mortgage-Backed Securities and GSE CMOs. At December 31, 2011 and 2010, the market value of the securities held as collateral for repurchase agreements was $141.3 million and $153.4 million, respectively.

The Company assumed FMS Financial’s obligation to the FMS Statutory Trust II (the “Trust”) as part of the acquisition of FMS Financial on July 13, 2007. The Company’s debentures to the Trust as of December 31, 2011 were $25.8 million. The fair value of the debenture was recorded as of the acquisition date at $25.3 million. The difference between market value and the Company’s debenture is being amortized as interest expense over the expected life of the debt. The Trust issued $25.8 million of floating rate capital securities and $759 thousand of common securities to the Company. The Trust’s capital securities are fully guaranteed by the Company’s debenture to the Trust. The Company has recorded its investment in the capital securities in the “other asset” section of the Company’s consolidated statements of financial condition. As of December 31, 2011, the rate was 2.13% based on 3 Month LIBOR plus a 1.58% margin. The debentures are now redeemable at the Company’s option. The redemption of the debentures would result in the mandatory redemption of the Trust’s capital and common securities at par. The statutory trust debenture is wholly owned by the Company, however under accounting guidance, it is not a consolidated entity because the Company is not the primary beneficiary.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Deposits / Regulatory Capital Requirements [Abstract]
REGULATORY CAPITAL REQUIREMENTS
13.	REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by state and federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes that, as of December 31, 2011 and 2010, the Bank met all capital adequacy requirements to which it was subject.

As of December 31, 2011, the most recent date for which information is available, the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events that management believes have changed the Bank’s categorization since the most recent notification from the FDIC.

The Bank’s actual capital amounts and ratios (under rules established by the FDIC) are presented in the following table for the dates indicated:

(Dollars in thousands)					To Be Well Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio
As of December 31, 2011:

Tier 1 Capital (to average assets)	$442,598	9.67%	$137,269	3.00%	$228,781	5.00%

Tier 1 Capital (to risk weighted assets)	442,598	18.09%	97,882	4.00%	146,823	6.00%

Total Capital (to risk weighted assets)	473,486	19.35%	195,764	8.00%	244,705	10.00%
As of December 31, 2010:

Tier 1 Capital (to average assets)	$432,374	8.89%	$145,900	3.00%	$243,200	5.00%

Tier 1 Capital (to risk weighted assets)	432,374	15.69%	110,200	4.00%	165,300	6.00%

Total Capital (to risk weighted assets)	467,051	16.95%	220,500	8.00%	275,600	10.00%

The Company’s capital at December 31, 2011 and 2010 for financial statement purposes was greater than the Tier 1 capital amounts by $213.8 million and $189.2 million, respectively, due to the Tier 1 exclusion for regulatory capital purposes of unrealized gains or losses on securities available-for-sale and the accumulated other comprehensive adjustment related to pension and post retirement benefits. Additionally, regulatory capital reduces capital by the amount of goodwill and other intangibles and a portion of the deferred tax asset. The amounts in the above table are calculated using Bank only balances.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES
14.	INCOME TAXES

The Company files a consolidated federal income tax return. The Company uses the specific charge-off method for computing bad debts. The provision for income taxes for the years ended December 31, 2011, 2010, and 2009 includes the following:

(Dollars in thousands)	2011	2010	2009
Current federal taxes	$3,938	($7,787)	$6,347
Current state and local taxes	197	(123)	1,465
Deferred federal and state taxes benefit	(6,048)	(6,879)	(6,275)

Total	($1,913)	($14,789)	$1,537

A reconciliation from the expected federal income tax expense (benefit) computed at the statutory federal income tax rate to the actual income tax expense (benefit) included in the consolidated statements of operations is as follows:

	2011		2010		2009
Tax at statutory rate	$3,193	35.00%	($8,313)	(35.00)%	$6,519	35.00%
Increase (reduction) in taxes resulting from:
Tax-exempt income	(1,870)	(20.50)	(2,251)	(9.48)	(1,773)	(9.52)
State and local income taxes	923	10.11	(1,915)	(8.06)	453	2.43
Employee benefit programs	178	1.95	(287)	(1.21)	(166)	(0.89)
Federal income tax credits	(2,845)	(31.18)	(2,488)	(10.47)	(2,441)	(13.11)
Valuation allowances—charitable contributions	(593)	(6.50)	593	2.50
Valuation allowances—state and local income taxes/other	(486)	(5.32)	182	0.76	(591)	(3.17)
Other	(413)	(4.53)	(310)	(1.30)	(464)	(2.49)

Total	($1,913)	(20.97)%	($14,789)	(62.26)%	$1,537	8.25%

Items that give rise to significant portions of the deferred tax accounts at December 31, 2011 and 2010 are as follows:

(Dollars in thousands)	2011	2010
Deferred tax assets:
Reserve for bad debts	$19,975	$16,695
Pension liabilities	10,231	5,570
Postretirement benefits	6,201	4,836
Federal income tax credits	5,545	5,699
Deferred compensation	4,683	4,056
Non-accrual interest on loans	4,131	2,931
State net operating loss carryover	1,562	2,705
Purchase accounting adjustments	1,676	2,185
Charitable contribution carryforward	912	1,446
Lease accounting	542	535
Impairment of securities	270	270
Federal net operating loss carryover	71	147
Accrued expenses and other	795	524

	56,594	47,599

Less: Valuation Allowance	(1,069)	(2,148)

Total	55,525	45,451

Deferred tax liabilities:
Available-for-sale securities	12,018	5,183
Intangibles	3,549	4,358
Property	366	2,902
Prepaid expenses and deferred loan costs	867	998
Mortgage servicing rights and other	727	82

Total	17,527	13,523

Net deferred tax assets	$37,998	$31,928

During 2011 and 2010, $22 thousand and $4.4 million in net deferred tax assets and liabilities, respectively, were recorded as adjustments to other comprehensive income tax accounts.

As of December 31, 2011, the Company’s net deferred tax assets were $38.0 million. We regularly evaluate the realizability of deferred tax asset positions. In determining whether a valuation allowance is necessary, we consider the level of taxable income in prior years to the extent that carrybacks are permitted under current tax laws, as well as estimates of future pre-tax and taxable income and tax planning strategies that would, if necessary, be implemented. We currently maintain a valuation allowance for certain state net operating losses and other-than-temporary impairments. Management believes it is more likely than not that such deferred tax assets will not be realized. We expect to realize our remaining deferred tax assets over the allowable carryback and/or carryforward periods. Therefore, no valuation allowance is deemed necessary against our federal or remaining state deferred tax assets as of December 31, 2011. However, if an unanticipated event occurred that materially changed pre-tax and taxable income in future periods, an increase in the valuation allowance may become necessary which may be material.

During 2007, the Company established The Beneficial Foundation (“the Foundation”) and contributed a total of $10.0 million to the Foundation. Under current federal income tax regulations, charitable contribution deductions are limited to 10% of taxable income. Accordingly, the $10.0 million contribution created a carry forward for income tax purposes and a deferred tax asset for financial statement purposes. As of December 31, 2011, the Company has a $2.6 million charitable contribution carryover, of which $1.8 million will expire as of December 31, 2012 if not utilized. Management believes that it is more likely than not that such deferred tax assets will be realized and no valuation allowance was recorded for charitable contribution carryovers as of December 31, 2011. Accordingly, during 2011 the Company reversed $593 thousand in valuation allowances that were originally charged to income tax expense in 2010 for these charitable contributions that the Company believes are more likely than not realizable as of December 31, 2011.

As of December 31, 2011, the Company has state and local net operating loss carryovers of $26.0 million and Pennsylvania tax credits of $72 thousand, resulting in gross deferred tax assets of $1.6 million. These net operating loss carryovers will begin to expire after December 31, 2013 if not utilized. A valuation allowance of $798 thousand for these deferred tax assets, other than the Bank’s net operating loss, has been recorded as of December 31, 2011, as management believes it is more likely than not that such deferred tax assets will not be realized. During 2011, $10.0 million of state and city net operating losses expired, representing gross deferred tax assets of $486 thousand. The Company had previously recorded a full valuation allowance against these deferred tax assets. Accordingly, although the valuation allowance was reduced in 2011 for the expiration of the gross deferred tax assets, there was no impact to income tax expense in 2011. In addition, as of December 31, 2011, management has recorded a valuation allowance of $270 thousand related to deferred tax assets associated with the write down of certain equity securities, for which management believes that it is more likely than not that such deferred tax assets will not be realized.

The Company also has the following carryover items: (1) a gross federal net operating loss of $203 thousand which is limited in usage under IRS rules to $108 thousand per year and will expire at the end of 2022 if not utilized; (2) low income housing tax credits of $5.3 million and solar investment tax credits of $36 thousand which will expire at the end of 2030 if not utilized; and (3) an alternative minimum tax credit of $194 thousand which has an indefinite life.

The Company accounts for uncertain tax positions in accordance with FASB ASC Topic 740 for Income Taxes. The guidance clarifies the accounting and reporting for income taxes where interpretation of the tax law may be uncertain. The FASB prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of income tax uncertainties with respect to positions taken or expected to be taken in income tax returns. The uncertain tax liability for uncertain tax positions was zero for both the years ended December 31, 2011 and December 31, 2010. In 2010, an examination of the Company’s 2007 consolidated federal income tax return was completed by the IRS and the Company received net refunds of $1.9 million, primarily related to certain losses on securities that were not reflected on the original tax return. The tax years 2008 through 2010 remain subject to examination by the IRS, Pennsylvania and Philadelphia taxing authorities. The tax years 2007 through 2010 remain subject to examination by New Jersey taxing authorities. For 2011, the Bank’s maximum federal income tax rate was 35%.

The following table provides a reconciliation of the beginning and ending amounts of the Company’s unrecognized tax liabilities.

(Dollars in thousands)	2011	2010
Unrecognized tax liabilities January 1	$—	$50
Increase/(Decrease) as a result of tax position taken in prior year	—	—
Increase/(Decrease) as a result of tax position taken during the year	—	—
Decreases relating to settlements with taxing authorities	—	(50)
Reductions as a result of a lapse of applicable statute of limitation	—	—

Unrecognized tax liabilities at December 31	$—	$—

Pursuant to accounting guidance, the Company is not required to provide deferred taxes on its tax loan loss reserve as of December 31, 1987. As of December 31, 2011 and 2010 the company had unrecognized deferred income taxes of approximately $2.3 million with respect to this reserve. This reserve could be recognized as taxable income and create a current and/or deferred tax liability using the income tax rates then in effect if one of the following occur: (1) the Bank’s retained earnings represented by this reserve are used for distributions in liquidation or for any other purpose other than to absorb losses from bad debts; (2) the Bank fails to qualify as a Bank, as provided by the Internal Revenue Code; or (3) there is a change in federal tax law.

Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Benefit Plans [Abstract]
PENSION AND POSTRETIREMENT BENEFIT PLANS
15.	PENSION AND POSTRETIREMENT BENEFIT PLANS

The Bank has noncontributory defined benefit pension plans covering most of its employees. Additionally, the Company sponsors nonqualified supplemental employee retirement plans for certain participants. The Bank also provides certain postretirement benefits to qualified former employees. These postretirement benefits principally pertain to certain health and life insurance coverage. Information relating to these employee benefits program are included in the tables that follow.

Effective June 30, 2008, the defined pension benefits for Bank employees were frozen at the current levels. Additionally, the Bank enhanced its 401(k) Plan and combined it with its Employee Stock Ownership Plan to fund employer contributions. See Note 16 to these consolidated financial statements.

As of December 31, 2010, the Bank’s two qualified defined benefit plans: The Employees’ Pension and Retirement Plan of Beneficial Mutual Savings Bank and the Farmers & Mechanics Bank Restated Pension Plan were merged into one plan under the name of the Beneficial Mutual Savings Bank Consolidated Pension Plan. The merger of the plans did not impact participant benefits.

The following tables present a reconciliation of beginning and ending balances of benefit obligations and assets at December 31, 2011 and 2010:

(Dollars in thousands)	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Change in Benefit Obligation
Benefit obligation at beginning of year	$70,812	$65,426	$27,241	$23,934
Service cost	—	—	204	213
Interest cost	3,816	3,858	1,301	1,329
Participants’ contributions	—	—	44	63
Plan amendment	—	—	(3,473)	—
Actuarial (gain)/loss	11,453	4,906	1,934	3,654
Benefits paid	(3,414)	(3,378)	(1,955)	(1,952)

Benefit obligation at end of year	$82,667	$70,812	$25,296	$27,241

Change in Assets
Fair value of assets at beginning of year	$52,797	$47,042	$—	$—
Actual return on assets	2,047	6,381		—
Employer contribution	2,422	3,159	1,911	1,889
Participants’ contributions	—	—	44	63
Expense	(514)	(407)		—
Benefits paid	(3,414)	(3,378)	(1,955)	(1,952)

Fair value of assets at end of year	$53,338	$52,797	$—	$—

The following table presents a reconciliation of the funded status of the pension and postretirement benefits at December 31, 2011 and 2010.

	Pension		Postretirement Benefits
(Dollars in thousands)	2011	2010	2011	2010
Projected benefit obligation	$82,667	$70,812	$25,296	$27,241
Fair value of plan assets	53,338	52,797	—	—

Accrued pension cost	$29,329	$18,015	$25,296	$27,241

The following table presents the amounts recognized in accumulated other comprehensive income of the pension and postretirement benefits at December 31, 2011 and 2010.

	Pension		Postretirement Benefits
(Dollars in thousands)	2011	2010	2011	2010
Net loss	$30,139	$18,702	$7,635	$6,092
Prior service cost	—	—	(3,555)	64
Transition obligation	—	—	491	655

The Company’s total accumulated pension benefit obligations at December 31, 2011 and December 31, 2010 were $82.7 million and $70.8 million, respectively. The accumulated pension obligation equals the projected benefit obligation as a result of the freeze in pension benefits effective June 30, 2008.

Significant assumptions used to calculate the net periodic pension cost and obligation as of December 31, 2011, 2010, and 2009 are as follows:

	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Consolidated Pension Plan
Discount rate for periodic pension cost	5.55%
Discount rate for benefit obligation	4.55%	5.55%
Expected long-term rate of return on plan assets	8.00%

Beneficial Bank Plans
Discount rate for periodic pension cost		6.05%	6.50%	5.55%	6.05%	6.90%
Discount rate for benefit obligation			6.05%	4.50%	5.55%	6.05%
Expected long-term rate of return on plan assets		8.00%	8.00%

FMS Pension Plan
Discount rate for periodic pension cost		6.05%	6.90%	5.55%	6.05%	6.90%
Discount rate for benefit obligation			6.05%	4.50%	5.55%	6.05%
Expected long-term rate of return on plan assets		8.00%	8.00%

The components of net pension cost are as follows:

(Dollars in thousands)	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Component of Net Periodic Benefit Cost
Service cost	$—	$—	$—	$204	$213	$171
Interest cost	3,816	3,858	3,784	1,301	1,329	1,495
Expected return on assets	(4,195)	(3,710)	(3,093)	—	—	—
Amortization of transition obligation	—	—	—	164	164	164
Amortization of prior service cost	—	—	—	146	146	147
Recognized net actuarial loss	945	860	799	173	49	14

Net periodic pension cost	$566	$1,008	$1,490	$1,988	$1,901	$1,991

The Company’s pension benefits funding policy is to contribute annually an amount, as determined by consulting actuaries and approved by the Board of Directors, which can be deducted for federal income tax purposes. In 2011 and 2010, $2.4 million and $3.2 million, respectively, were contributed to the pension plans under the Bank’s funding policy. For 2012, the Bank expects to contribute $3.0 million to the pension plans.

For benefit obligation measurement purposes, the annual rate of increase in the per capita cost of postretirement health care costs for the Company’s postretirement medical plan was as follows: (1) for participants under the age 65, rates decreased from 8.0 percent for 2009 to 6.0 percent for 2011 and remain level thereafter; and (2) for participants over the age 65, rates decreased from 9.0 percent for 2009 to 6.0 percent for 2012 and remain level thereafter. With respect to the FMS Financial postretirement medical plan, for plan participants over the age of 65, the annual rate decreased from 9.5 percent for 2009 to 5.0 percent for 2018 and remain level thereafter.

The impact of a 1.0% increase and decrease in assumed health care cost trend for each future year would be as follows:

(Dollars in thousands)	1.0% Increase	1.0% Decrease
Accumulated postretirement benefit obligation	$305	$(274)
Service and interest cost	21	(19)

The estimated net loss for the pension benefits that will be amortized from accumulated other comprehensive income into net periodic pension costs over the next fiscal year is $1.8 million. The estimated transition, net loss and prior service cost for postretirement benefits that will be amortized from accumulated other comprehensive income into periodic pension cost over the next fiscal year are $164 thousand, $391 thousand and $(453) thousand, respectively.

Future benefit payments for all pension and postretirement plans are estimated to be paid as follows:

Pension Benefits		Postretirement Benefits
2012	$3,159	2012	$1,881
2013	3,315	2013	1,848
2014	3,857	2014	1,806
2015	3,989	2015	1,797
2016	3,924	2016	1,770
2017-2021	$22,838	2017-2021	$8,774

The fair vales of all pension and postretirement plan assets at December 31, 2011 and 2010 by asset category are as follows:

	Category Used for Fair Value Measurement
	December 31, 2011				December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$—	$—	$—	$—	$4,713	$—	$—	$4,713
Mutual Funds:
Large cap	17,788	—	—	17,788	25,506	—	—	25,506
Small cap	2,338	—	—	2,338	11,157	—	—	11,157
International	9,775	—	—	9,775	4,540	—	—	4,540
Fixed Income	23,349	—		23,349	6,859	—		6,859

Total	$53,250	$—	$—	$53,250	$52,775	$—	$—	$52,775

As of December 31, 2011, pension and postretirement plan assets were comprised of investments in equity and fixed income mutual funds. As of December 31, 2010, pension and postretirement plan assets were comprised of investments in money market, equity and fixed income mutual funds. Other assets consist of accrued income. The Bank’s consolidated pension plan investment policy provides that assets are to be managed over a long-term investment horizon to ensure that the chances and duration of investment losses are carefully weighed against the long term potential for asset appreciation. The primary objective of managing a plan’s assets is to improve the plan’s funded status. A secondary financial objective is, where possible, to minimize pension expense volatility. The Company’s pension plan allocates equity and filed income investments based on the plan’s funded status. Beginning in 2011, when the funded status is below 90% asset allocation ranges are 50% to 60% for equities with 40% to 50% invested in fixed income investments when the funded status reaches 110%. The allocation targets are 0% to 10% in equity investments and 90% to 100% in filed income investments. Also, a small portion is maintained in cash reserves when appropriate. Weighted average asset allocations in plan assets at December 31, 2011 and December 31, 2010 were as follows:

	Pension
(Dollars in thousands)	December 31, 2011	December 31, 2010
Domestic equity securities	37.7%	69.5%
Fixed Income	43.8%	13.0%
International equity securities	18.3%	8.6%
Cash equivalents and other	0.2%	8.9%

Total	100.0%	100.0%

The Company also maintains contributory savings plans (401(k) plans) covering substantially all of its employees as described in Note 16 to these consolidated financial statements. The Company may make contributions out of current or retained earnings. The Company made cash contributions of $51 thousand, $533 thousand and $217 thousand during the years ended December 31, 2011, 2010, and 2009, respectively.

The Company provides life insurance benefits to eligible employees under an endorsement split-dollar life insurance program. At December 31, 2011 and 2010, $18.3 million and $17.3 million, respectively, in cash surrender value relating to this program were recognized in “other assets” in the Company’s consolidated statements of financial condition. The Company recognizes a liability for future benefits applicable to endorsement split-dollar life insurance arrangements that provide death benefits postretirement. These liabilities totaled $8.4 million and $12.2 million at December 31, 2011 and 2010, respectively, and are included in the postretirement tables above. During 2011, the Company adopted an amendment to the split-dollar life insurance program to freeze life insurance benefits for participants as of April 15, 2011. Consequently, the postretirement benefit obligation was reduced by $3.5 million as of December 31, 2011.

Employee Savings and Stock Ownership Plan	12 Months Ended
Dec. 31, 2011
Employee Savings and Stock Ownership Plan/Stock Based Compensation [Abstract]
EMPLOYEE SAVINGS AND STOCK OWNERSHIP PLAN
16.	EMPLOYEE SAVINGS AND STOCK OWNERSHIP PLAN

In connection with its initial public offering, the Company implemented an Employee Stock Ownership Plan (“ESOP”), which provides retirement benefits for substantially all full-time employees who were employed at the date of the initial public offering and are at least 21 years of age. Other salaried employees will be eligible after they have completed one year of service and have attained the age of 21. The Company makes annual contributions to the ESOP equal to the ESOP’s debt service or equal to the debt service less the dividends received by the ESOP on unallocated shares. Shares purchased by the ESOP were acquired using funds provided by a loan from the Company and accordingly the cost of those shares is shown as a reduction of stockholders’ equity. As of July 1, 2008, the ESOP was merged with the Company’s 401(k) plans to form the Employee Savings and Stock Ownership Plan (“KSOP”). The Company accounts for the KSOP based on guidance from FASB ASC Topic 718 for Compensation – Stock Compensation. Shares are released as the loan is repaid.

The balance of the loan to the KSOP as of December 31, 2011 was $23.0 million compared to $25.3 million at December 31, 2010. All full time employees and certain part time employees are eligible to participate in the KSOP if they meet prescribed service criteria. Shares will be allocated and released based on the KSOP’s plan document. While the KSOP is one plan, the two separate components of the 401(k) Plan and ESOP remain. Under the KSOP the Company makes basic contributions and matching contributions. The Company makes additional contributions for certain employees based on age and years of service. The Company may also make discretionary contributions under the KSOP. Each participant’s account is credited with shares of the Company’s stock or cash based on compensation earned during the year in which the contribution was made.

If the Company declares a dividend, the dividends on the allocated shares would be recorded as dividends and charged to retained earnings. Dividends declared on common stock held by the ESOP which has not been allocated to the account of a participant can be used to repay the loan. Allocation of shares to the participants is contingent upon the repayment of a loan to the Company. The allocated shares in the KSOP were 1,239,125 and 966,101 as of December 31, 2011 and December 31, 2010, respectively. The suspense shares available were 1,985,647 as of December 31, 2011 and 2,258,671 as of December 31, 2010. The suspense shares are the shares that are unearned and are available to be allocated. The market value of the unearned shares was $16.6 million as of December 31, 2011 and $20.0 million as of December 31, 2010. The Company recorded a related expense of approximately $2.5 million and $2.8 million, respectively, for the years ended December 31, 2011 and 2010.

Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Employee Savings and Stock Ownership Plan/Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION
17.	STOCK BASED COMPENSATION

Stock-based compensation is accounted for in accordance with FASB ASC Topic 718 for Compensation – Stock Compensation. The Company establishes fair value for its equity awards to determine their cost. The Company recognizes the related expense for employees over the appropriate vesting period, or when applicable, service period, using the straight-line method. However, consistent with the guidance, the amount of stock-based compensation recognized at any date must at least equal the portion of the grant date value of the award that is vested at that date. As a result, it may be necessary to recognize the expense using a ratable method.

The Company’s 2008 Equity Incentive Plan (“EIP”) authorizes the issuance of shares of common stock pursuant to awards that may be granted in the form of stock options to purchase common stock (“options”) and awards of shares of common stock (“stock awards”). The purpose of the Company’s stock-based incentive plans is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to certain officers, directors and employees. In order to fund grants of stock awards under the EIP, the Equity Incentive Plan Trust (the “EIP Trust”) purchased 1,612,386 shares of Company common stock in the open market for approximately $19.0 million during the year ended December 31, 2008. The Company made sufficient contributions to the EIP Trust to fund the stock purchases. The acquisition of these shares by the EIP Trust reduced the Company’s outstanding additional paid in capital. The EIP shares will generally vest at a rate of 20% over five years. As of December 31, 2011, 334,600 shares were fully vested and 200,500 shares were forfeited. All grants that were issued contain a service condition in order for the shares to vest. Awards of common stock include awards to certain officers of the Company that will vest only if the Company achieves a return on average assets of 1% or if the Company achieves a return on average assets within the top 25% of the SNL index of nationwide thrifts with total assets between $1.0 billion and $10.0 billion nationwide in the fifth full year subsequent to the grant.

Compensation expense related to the stock awards is recognized ratably over the five year vesting period in an amount which totals the market price of the Company’s stock at the grant date. The expense recognized for the year ended December 31, 2011 was $1.6 million compared to $1.8 million for the year ended December 31, 2010.

The following table summarizes the non-vested stock award activity for the year ended December 31, 2011:

Summary of Non-vested Stock Award Activity	Number of Shares	Weighted Average Grant Price
Non-vested Stock Awards outstanding, January 1, 2011	837,500	$11.00
Issued	175,500	8.38
Vested	(204,600)	11.68
Forfeited	(116,500)	10.95

Non-vested Stock Awards outstanding, December 31, 2011	691,900	$10.14

The following table summarizes the non-vested stock award activity for the year ended December 31, 2010:

Summary of Non-vested Stock Award Activity	Number of Shares	Weighted Average Grant Price
Non-vested Stock Awards outstanding, January 1, 2010	836,500	$11.28
Issued	153,000	9.70
Vested	(68,000)	11.55
Forfeited	(84,000)	10.96

Non-vested Stock Awards outstanding, December 31, 2010	837,500	$11.00

The fair value of the 204,600 shares vested during the year ended December 31, 2011 was $1.6 million. The fair value of the 68,000 shares vested during the year ended December 31, 2010 was $676 thousand.

The EIP authorizes the grant of options to officers, employees, and directors of the Company to acquire shares of common stock with an exercise price equal to the fair value of the common stock at the grant date. Options expire ten years after the date of grant, unless terminated earlier under the option terms. Options are granted at the then fair market value of the Company’s stock. The options were valued using the Black-Scholes option pricing model. During the year ended December 31, 2011, the Company granted 352,000 options compared to 279,100 options granted during the year ended December 31, 2010. All options issued contain service conditions based on the participant’s continued service. The options generally vest and are exercisable over five years. Compensation expense for the options totaled $1.2 million for the year ended December 31, 2011 compared $1.3 million for the year ended December 31, 2010.

A summary of option activity as of December 31, 2011 and changes during the twelve month period is presented below:

	Number of Options	Weighted Exercise Price per Shares
January 1, 2011	2,001,950	$11.21
Granted	352,000	8.38
Exercised	—	—
Forfeited	(168,580)	11.06
Expired	(99,270)	11.34

December 31, 2011	2,086,100	$10.74

A summary of option activity as of December 31, 2010 and changes during the twelve month period is presented below:

	Number of Options	Weighted Exercise Price per Shares
January 1, 2010	1,922,250	$11.44
Granted	279,100	9.70
Exercised	(3,000)	8.35
Forfeited	(153,800)	11.25
Expired	(42,600)	11.73

December 31, 2010	2,001,950	$11.21

The weighted average remaining contractual term was approximately 7.30 years for options outstanding as of December 31, 2011. Exercisable options totaled 916,540 and 657,550 at December 31, 2011 and 2010, respectively.

Significant weighted average assumptions used to calculate the fair value of the options for the years ended December 31, 2011 and December 31, 2010 are as follows:

	For the Year Ended December 31,
	2011	2010
Weighted average fair value of options granted	$3.29	$3.56
Weighted average risk-free rate of return	2.17%	2.98%
Weighted average expected option life in months	78	78
Weighted average expected volatility	35.18%	29.86%
Expected dividends	—	—

As of December 31, 2011, there was $3.2 million of total unrecognized compensation cost related to options and $5.1 million in unrecognized compensation cost related to non-vested stock awards granted under the EIP. As of December 31, 2010, there was $3.9 million in unrecognized compensation cost related to options and $6.4 million in unrecognized compensation cost related to non-vested stock awards granted under the EIP. The average weighted lives for the option expense were 2.80 and 2.98 years as of December 31, 2011 and December 31, 2010, respectively. The average weighted lives for the stock award expense were 2.79 and 3.09 years at December 31, 2011 and December 31, 2010, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

The Company leases a number of offices as part of its regular business operations. Rental expense under such leases aggregated $5.2 million, $5.2 million and $4.8 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, the Company was committed under non-cancelable operating lease agreements for minimum rental payments to lessors as follows (dollars in thousands):

(Dollars in thousands)
2012	$5,320
2013	5,287
2014	3,217
2015	2,560
2016	1,980
Thereafter	15,152

$33,516

In the normal course of business, there are various outstanding commitments and contingent liabilities, such as commitments to extend credit, which are not reflected in the consolidated financial statements. The Company has established specific reserves related to these commitments and contingencies that are not material to the Company.

At December 31, 2011 and 2010, the Company had outstanding commitments to purchase or make loans aggregating approximately $71.9 million and $107.2 million, respectively, and commitments to customers on available lines of credit of $170.7 million and $176.8 million, respectively, at competitive rates. Commitments are issued in accordance with the same policies and underwriting procedures as settled loans. We had a reserve for our commitments and contingencies of $653 thousand and $432 thousand at year end December 31, 2011 and 2010, respectively.

In April 2011, we were notified of a lawsuit that was filed with the Court of Common Pleas of Philadelphia County against the Bank related to the notices that we issue to customers in connection with automobile repossessions. Pennsylvania law requires parties who use self-help repossession to provide consumers with a proper repossession and redemption notice shortly after repossession (the “Repo Notice”) and a deficiency notice (the “Deficiency Notice”) shortly after sale. The plaintiff alleged that Beneficial’s Repo Notice and Deficiency Notice fail to comply with Pennsylvania law. Although Beneficial denies the allegations made in the complaint, during the fourth quarter a settlement was reached of $1.2 million with the plaintiffs in this suit.

While the Bank continues to deny the material allegations made in the complaint and denies any and all liabilities with respect to the allegations, the Bank decided to settle the lawsuit for $1.2 million for the purposes of avoiding the burden, expense and uncertainty of continuing litigation.

Periodically, there have been various claims and lawsuits against us, such as claims to enforce liens, condemnation proceedings on properties in which we hold security interests, claims involving the making and servicing of real property loans and other issues incident to our business. We are not a party to any pending legal proceedings that we believe would have a material adverse effect on our financial condition, results of operations or cash flows.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
19.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective January 1, 2008, the Company adopted authoritative guidance under FASB ASC Topic 820 for Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The authoritative guidance does not require any new fair value measurements. The definition of fair value retains the exchange price notion in earlier definitions of fair value. The guidance clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the market in which the reporting entity would transact for the asset or liability. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). The guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement.

Fair value is based on quoted market prices, when available. If listed prices or quotes are not available, fair value is based on fair value models that use market participant or independently sourced market data which include: discount rate, interest rate yield curves, credit risk, default rates and expected cash flow assumptions. In addition, valuation adjustments may be made in the determination of fair value. These fair value adjustments may include amounts to reflect counter party credit quality, creditworthiness, liquidity and other unobservable inputs that are applied consistently over time. These adjustments are estimated and, therefore, subject to significant management judgment, and at times, may be necessary to mitigate the possibility of error or revision in the model-based estimate of the fair value provided by the model. The methods described above may produce fair value calculations that may not be indicative of the net realizable value. While the Company believes its valuation methods are consistent with other financial institutions, the use of different methods or assumptions to determine fair values could result in different estimates of fair value. FASB ASC Topic 820 for Fair Value Measurements and Disclosures describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt, equity securities and derivative contracts that are traded in an active exchange market as well as certain U.S. Treasury securities that are highly liquid and actively traded in over-the-counter markets.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted market prices that are traded less frequently than exchange traded assets and liabilities. The values of these items are determined using pricing models with inputs observable in the market or can be corroborated from observable market data. This category generally includes U.S. Government and agency mortgage-backed debt securities, corporate debt securities and derivative contracts.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Those assets which will continue to be measured at fair value on a recurring basis are as follows at December 31, 2011:

	Category Used for Fair Value Measurement
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Mortgage servicing rights	$—	$—	$647	$647
Loans held for sale		1,251		1,251
Investment securities available for sale:
U.S. GSE and agency notes	—	203	—	203
GNMA guaranteed mortgage certificates		8,106	—	8,106
Collateralized mortgage obligations (“CMOs”)	—		—
Government (GNMA) guaranteed CMOs	—	5,865	—	5,865
Agency CMOs	—	138,540	—	138,540
Non-Agency CMOs	—	37,990	—	37,990
Other mortgage-backed securities	—	536,451	—	536,451
Municipal bonds
General obligation municipal bonds	—	71,464	—	71,464
Revenue municipal bonds	—	18,690	—	18,690
Pooled trust preferred securities (financial industry)	—	—	11,153	11,153
Equity securities (financial industry)	3,139	—	—	3,139
Money market funds	41,432	—	—	41,432
Mutual funds	1,693	—	—	1,693
Certificates of deposits	—	285	—	285

Total	$46,264	$818,845	$11,800	$876,909

Those assets which will continue to be measured at fair value on a recurring basis are as follows at December 31, 2010:

	Category Used for Fair Value Measurement
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Trading securities	$—	$6,316	$—	$6,316
Investment securities available for sale:
U.S. Government Sponsored Enterprise (“GSE”) and agency notes	—	827,895	—	827,895
GNMA guaranteed mortgage certificates	—	8,989	—	8,989
Collateralized mortgage obligations:
Government (GNMA) guaranteed CMOs	—	7,979	—	7,979
Agency CMOs	—	26,944	—	26,944
Non-Agency CMOs	—	56,537	—	56,537
Other mortgage-backed securities	—	485,457	—	485,457
Municipal bonds:
General obligation municipal bonds	—	80,265	—	80,265
Revenue municipal bonds	—	18,867	—	18,867
Pooled trust preferred securities	—	—	14,522	14,522
Equity securities	3,235	—	—	3,235
Money market funds	8,963	—	—	8,963
Mutual funds	2,025	—	—	2,025
Certificates of deposits	313	—	—	313

Total	$14,536	$1,519,249	$14,522	$1,548,307

Level 1 Valuation Techniques and Inputs

Included in this category are equity securities, money market funds, mutual funds and certificates of deposit. To estimate the fair value of these securities, the Company utilizes observable quotations for the indicated security.

Level 2 Valuation Techniques and Inputs

The majority of the Company’s investment securities are reported at fair value utilizing Level 2 inputs. Prices of these securities are obtained through independent, third-party pricing services. Prices obtained through these sources include market derived quotations and matrix pricing and may include both observable and unobservable inputs. Fair market values take into consideration data such as dealer quotes, new issue pricing, trade prices for similar issues, prepayment estimates, cash flows, market credit spreads and other factors. The Company reviews the output from the third-party providers for reasonableness by the pricing consistency among securities with similar characteristics, where available, and comparing values with other pricing sources available to the Company. In general, the Level 2 valuation process uses the following significant inputs in determining the fair value of the Company’s different classes of investments:

GSE and Agency Notes. For pricing evaluations, an option adjusted spread model is incorporated to adjust spreads of issues that have early redemption features.

GNMA Guaranteed Mortgage Certificates. Pricing evaluations are based on issuer type, coupon, maturity, and original weighted average maturity. The pricing service’s seasoned evaluation model runs a daily cash flow incorporating projected prepayment speeds to generate an average life for each pool. The appropriate spread is applied to the point on the Treasury curve that is equal to the average life of any given pool. This is the yield by which the cash flows are discounted. Pool specific evaluation method enhances the information used in the seasoned model by incorporating the current weighted average maturity and taking into account additional pool level information supplied directly by the agency. Additionally, for adjustable rate mortgages, the model takes into account indices, margin, periodic and life caps, reset dates of the coupon and the convertibility of the bond.

GNMA Collateralized Mortgage Obligations. For pricing evaluations, the pricing service obtains and applies available trade information, dealer quotes, market color, spreads, bids, offers, prepayment information and Benchmarks (U.S. Treasury curves, swap curves, etc.). For CMOs, depending upon the characteristics of a given tranche, a volatility-driven, multi-dimensional spread table based single cash flow stream model or an option-adjusted spread (OAS) model is used. Alternatively, the evaluator may utilize market conventions if different from the model-generated assumptions.

Agency CMOs. For pricing evaluations, the pricing service, in general, obtains and applies available trade information, dealer quotes, market color, spreads, bids, offers, prepayment information and Benchmarks (U.S. Treasury curves, swap curves, etc.). For CMOs, depending upon the characteristics of a given tranche, a volatility-driven, multi-dimensional spread table based single cash flow stream model or an option-adjusted spread (OAS) model is used. Alternatively, the evaluator may utilize market conventions if different from the model-generated assumptions.

Other Residential Mortgage-backed Securities. Included in this category are Fannie Mae and Freddie Mac fixed rate residential mortgage-backed securities and Fannie Mae and Freddie Mac adjustable rate residential mortgage-backed securities. Pricing evaluations are based on issuer type, coupon, maturity, and original weighted average maturity. The pricing service’s seasoned evaluation model runs a daily cash flow incorporating projected prepayment speeds to generate an average life for each pool. The appropriate spread is applied to the point on the Treasury curve that is equal to the average life of any given pool. This is the yield by which the cash flows are discounted. Pool specific evaluation method enhances the information used in the seasoned model by incorporating the current weighted average maturity and taking into account additional pool level information supplied directly by the government sponsored enterprise. Additionally, for adjustable rate mortgages, the model takes into account indices, margin, periodic and life caps, reset dates of the coupon and the convertibility of the bond.

Tax Exempt Municipal Bonds. For pricing, the pricing service’s evaluators build internal yield curves, which are adjusted throughout the day based on trades and other pertinent market information. Evaluators apply this information to bond sectors, and individual bond evaluations are then extrapolated. Within a given sector, evaluators have the ability to make daily spread adjustments for various attributes that include, but are not limited to, discounts, premiums, credit, alternative minimum tax, use of proceeds, and callability.

Taxable Municipal Bonds. For pricing, the pricing service’s evaluators build internal yield curves, which are adjusted throughout the day based on trades and other pertinent market information. Evaluators apply this information to bond sectors, and individual bond evaluations are then extrapolated. Within a given sector, evaluators have the ability to make daily spread adjustments for various attributes that include, but are not limited to, discounts, premiums, credit, alternative minimum tax, use of proceeds, and callability.

Level 3 Valuation Techniques and Inputs

The Bank’s Level 3 assets are comprised of pooled trust preferred securities whose underlying collateral consists of financial services debt. These investments are thinly traded and the Company determines the estimated fair values for these securities by using observable transactions of similar rated single trust preferred issues to obtain an average discount margin which was applied to a cash flow analysis model in determining the fair value of the Company’s pooled trust preferred securities. The fair market value estimates we assign to these securities assume liquidation in an orderly fashion and not under distressed circumstances. Due to the continued illiquidity and credit risk of certain securities, the market value of these securities is highly sensitive to assumption changes and market volatility.

At the end of each quarter, the Company assesses the valuation hierarchy for each asset or liability measured. From time to time, assets or liabilities will be transferred within hierarchy levels as a result of changes in valuation methodologies used. Collateralized debt obligations are valued as a level 3 because they have become less liquid and pricing has become less observable along with a currently inactive market. The methodology for establishing valuations for these securities considered the pricing of similar securities issued during the period, and adjusted this pricing for credit quality, diversification of underlying collateral and recent cash flows on the Company’s holdings.

In addition, the authoritative guidance requires the Company to disclose the fair value for financial assets on both a recurring and non-recurring basis. The Company measures loans held for sale, impaired loans, SBA servicing assets, restricted equity investments and loans transferred to other real estate owned at fair value on a non-recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures the extent of the impairment in accordance with guidance under FASB ASC Topic 310 for Receivables. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. In accordance with authoritative guidance, impaired loans for which an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as a non-recurring Level 3 valuation.

The table below presents all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010.

Level 3 Investments Only
(Dollars in thousands)
Year Ended December 31, 2011	Trust Preferred Securities	Mortgage Servicing Rights
Balance, January 1, 2011	$14,522	$268
Included in earnings	—	507
Included in other comprehensive income	187	—
Payments	(3,705)	(55)
Net accretion / (amortization)	149	—
Decrease in fair value due to changes in valuation input or assumptions	—	(73)

Balance, December 31, 2011	$11,153	$647

*	As described in Note 22 to these consolidated financial statements, effective January 1, 2011, the Company elected the fair value measurement method to account for its mortgage servicing rights.

Level 3 Investments Only (Dollars in thousands)	Year Ended December 31, 2010
Trust Preferred Securities
Balance, January 1, 2010	$18,797
Included in earnings	—
Included in other comprehensive income	115
Payments	(4,390)

Balance, December 31, 2010	$14,522

Assets measured at fair value on a nonrecurring basis are as follows:

	Balance Transferred YTD 12/31/11	Level 1	Level 2	Level 3	Gain/(Losses)
Impaired loans	$55,190	$—	$—	$55,190	($28,653)
Long lived assets held for sale	615	—	615	—	(627)

	Balance Transferred YTD 12/31/10	Level 1	Level 2	Level 3	Gain/(Losses)
Impaired loans	$83,537	$—	$—	$83,537	($67,264)
Other real estate owned	10,407	—	10,407	—	(5,393)
Long lived assets held for sale	3,305	—	3,305	—	(1,562)

The estimated fair values of the Company’s financial instruments have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The following table sets forth the carrying and estimated fair value of the Company’s financial assets and liabilities for the periods indicated:

(Dollars in thousands)	2011		2010
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	$347,956	$347,956	$90,299	$90,299
Trading securities	—	—	6,316	6,316
Investment securities	1,376,638	1,380,966	1,651,844	1,653,883
Loans—net	2,521,916	2,518,281	2,751,036	2,773,373
Liabilities:
Checking deposits	1,443,183	1,443,183	1,787,006	1,787,006
Money market and savings accounts	1,313,265	1,313,265	1,307,170	1,307,170
Time deposits	838,354	842,834	848,128	855,045
Borrowed funds	250,335	267,702	273,317	274,930

Cash and Cash Equivalents—For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value.

Investments—The fair value of investment securities is based on quoted market prices, dealer quotes, and prices obtained from independent pricing services. The methodology for establishing valuations for pooled trust preferred securities considered and the pricing of similar single trust preferred securities issued during the period and applied an average discount margin to the cash flow analysis model. The fair value of Federal Home Loan Bank stock is not determinable since there is no active market for the stock.

Loans Receivable—The fair value of loans is estimated by discounting the future cash flows using the current rate at which similar loans would be made to borrowers with similar credit and for the same remaining maturities. Additionally, to be consistent with the requirements under FASB ASC Topic 820 for Fair Value Measurements and Disclosures, the loans were valued at a price that represents the Company’s exit price or the price at which these instruments would be sold or transferred.

Checking and Money Market Deposits, Savings Accounts, and Time Deposits—The fair value of checking and money market deposits and savings accounts is the amount reported in the consolidated financial statements. The carrying amount of checking, savings and money market is the amount that is payable on demand at the reporting date. The fair value of time deposits is generally based on a present value estimate using rates currently offered for deposits of similar remaining maturity.

Borrowed Funds—The fair value of borrowed funds is based on a present value estimate using rates currently offered. Under FASB ACS Topic 820 for Fair Value Measurements and Disclosures, the subordinated debenture was valued based on management’s estimate of similar trust preferred securities activity in the market.

Commitments to Extend Credit and Letters of Credit—The majority of the Company’s commitments to extend credit and letters of credit carry current market interest rates if converted to loans. Because commitments to extend credit and letters of credit are generally unassignable by either the Company or the borrower, they only have value to the Company and the borrower. The estimated fair value approximates the recorded deferred fee amounts, which are not significant.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since December 31, 2011 and 2010 and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Employee Service Charges and Other Restructuring Costs	12 Months Ended
Dec. 31, 2011
Employee Service Charges and Other Restructuring Costs [Abstract]
EMPLOYEE SERVICE CHARGES AND OTHER RESTRUCTURING COSTS
20.	EMPLOYEE SERVICE CHARGES AND OTHER RESTRUCTURING COSTS

During the first quarter of 2011, Beneficial’s management completed a comprehensive review of the Bank’s operating cost structure and finalized an expense management reduction program. As a result of this review, the Bank reduced approximately 4% of its workforce. Additionally, the Bank made the decision to consolidate five of its branch locations into other existing branches. These actions resulted in a $4.1 million restructuring charge, which consisted of $2.5 million of severance expense, $672 thousand of payments due under employment contract and other costs, and $947 thousand of fixed asset retirement expense. During the second quarter of 2011, $978 thousand of additional severance expense was accrued relating to the departure of an executive officer. These charges are included in restructuring charge, a component of non-interest expense, within the Company’s consolidated statements of operations. A schedule of the current restructuring and severance accrual is summarized below as of December 31, 2011:

(Dollars in thousands)	Severance	Contract termination and other costs	Total
Accrued at January 1, 2011	$—	$—	$—
Restructuring charge	3,455	1,603	5,058
Paid during 2011	(2,428)	(1,291)	(3,719)

Accrued at December 31, 2011	$1,027	$312	$1,339

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

At December 31, 2011 and 2010, certain directors, executive officers, principal holders of the Company’s common stock, associates of such persons, and affiliated companies of such persons were indebted, including undrawn commitments to lend, to the Bank in the aggregate amount of $202 thousand and $511 thousand, respectively.

Commitments to lend to related parties as of December 31, 2011 and 2010 were comprised of $2 thousand and $5 thousand, respectively, to directors and none to executive officers. The commitments are in the form of loans and guarantees for various business and personal interests. This indebtedness was incurred in the ordinary course of business on substantially the same terms, including interest rate and collateral, as those prevailing at the time of comparable transactions with unrelated parties. This indebtedness does not involve more than the normal risk of repayment or present other unfavorable features.

None of the Company’s affiliates, officers, directors or employees has an interest in or receives remuneration from any special purpose entities or qualified special purpose entities which the Company transacts business.

The Company maintains a written policy and procedures covering related party transactions. These procedures cover transactions such as employee-stock purchase loans, personal lines of credit, residential secured loans, overdrafts, letter of credit and increases in indebtedness. Such transactions are subject to the Bank’s normal underwriting and approval procedures. Prior to the loan closing, the Bank’s Senior Loan Committee must approve and determine whether the transaction requires approval from or a post notification be sent to the Company’s Board of Directors.

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
MORTGAGE SERVICING RIGHTS
22.	MORTGAGE SERVICING RIGHTS

The Company follows the authoritative guidance under ASC 860-50—Servicing Assets and Liabilities to account for its MSRs. Effective January 1, 2011, the Company elected the fair value measurement method to value its existing mortgage servicing assets at fair value in accordance with ASC 860-50. Under the fair value measurement method, the Company records its MSRs on its consolidated statements of financial condition as a component of other assets at fair value with changes in fair value recorded as a component of service charges and other income in the Company’s consolidated statements of operations for each period. During the years ended December 31, 2011, 2010 and 2009, the Company recognized $107 thousand, $112 thousand, and $139 thousand of servicing fee income, respectively.

The following is an analysis of the activity in the Company’s residential MSRs for the years ended December 31, 2011, 2010 and 2009:

	00000000	00000000	00000000
	Residential
	Mortgage Servicing Rights
	Years Ended December 31,
Dollars in thousands	2011	2010	2009
Balance, January 1,	$268	$297	$399
Additions	507	—	—
Amortization	—	(78)	(102)
Increases (decreases) in fair value due to:
Changes in valuation input or assumptions	(73)	49	—
Paydowns	(55)	—	—

Balance, December 31,	$647	$268	$297

The Company uses assumptions and estimates in determining the fair value of MSRs. These assumptions include prepayment speeds, discount rates, escrow earnings rates and other assumptions. The assumptions used in the valuation were based on input from buyers, brokers and other qualified personnel, as well as market knowledge. At December 31, 2011, the key assumptions used to determine the fair value of the Company’s MSRs included a lifetime constant prepayment rate equal to 18.50%, a discount rate equal to 8.51% and an escrow earnings credit rate equal to 1.32%.

At December 31, 2011, the sensitivity of the current fair value of the residential mortgage servicing rights to immediate 10% and 20% favorable and unfavorable changes in key economic assumptions are included in the following table.

Residential
Mortgage Servicing Rights
Dollars in thousands	December 31, 2011
Fair value of residential mortgage servicing rights	$647

Composition of residential loans serviced for others:
Fixed-rate mortgage loans	99%
Adjustable-rate mortgage loans	1
Total

Weighted average life	4.0 yrs

Prepayment speed	18.50%
Effect on fair value of a 20% increase	$(64)
Effect on fair value of a 10% increase	(34)
Effect on fair value of a 10% decrease	38
Effect on fair value of a 20% decrease	80

Discount rate	8.51%
Effect on fair value of a 20% increase	$(29)
Effect on fair value of a 10% increase	(15)
Effect on fair value of a 10% decrease	15
Effect on fair value of a 20% decrease	32

Escrow earnings credit	1.32%
Effect on fair value of a 20% increase	$9
Effect on fair value of a 10% increase	4
Effect on fair value of a 10% decrease	(5)
Effect on fair value of a 20% decrease	(9)

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. As indicated, changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of an adverse variation in a particular assumption on the fair value of the mortgage servicing rights is calculated without changing any other assumption; while in reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments), which may magnify or counteract the effect of the change.

Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
PARENT COMPANY FINANCIAL INFORMATION
23.	PARENT COMPANY FINANCIAL INFORMATION

Beneficial Mutual Bancorp, Inc.

CONDENSED STATEMENTS OF FINANCIAL CONDITION—PARENT COMPANY ONLY

(Dollars in thousands)	December 31,
	2011	2010
ASSETS
Cash on deposit at the Bank	$1,257	$1,962
Interest-bearing deposit at the Bank	54,541	29,148
Investment in the Bank	590,983	579,184
Investment in Statutory Trust	774	774
Investment securities available-for-sale	3,258	3,361
Loan Receivable from the Bank (interest earning)	—	15,500
Receivable from the Bank	636	6,242
Accrued Interest from the Bank	—	14
Deferred Income Taxes	926	1,097
Other assets	2,957	3,681

TOTAL ASSETS	$655,332	$640,963

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES:
Accrued and other liabilities	592	76
Accrued Interest Payable	26	23
Statutory Trust Debenture	25,334	25,317

Total liabilities	25,952	25,416

COMMIITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Preferred Stock—$.01 par value; 100,000,000 shares authorized, none issued or outstanding as of December 31, 2011 and 2010	—	—
Common Stock—$.01 par value 300,000,000 shares authorized 82,267,457 and 82,267,457 issues and 80,292,707 and 80,717,553 shares outstanding as of December 31, 2011 and 2010, respectively	823	823
Additional paid-in capital	351,107	348,415
Unearned common stock held by employee stock ownership plan	(19,856)	(22,587)

Retained earnings	315,268	304,232

Accumulated other comprehensive loss	(1,162)	(1,882)
Treasury stock, at cost, 1,974,750 shares and 1,549,904 shares at December 31, 2011 and 2010, respectively	(16,800)	(13,454)

Total stockholders’ equity	629,380	615,547

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$655,332	$640,963

Beneficial Mutual Bancorp, Inc.

CONDENSED STATEMENTS OF OPERATIONS—PARENT COMPANY ONLY

	00000000	00000000	00000000
	December 31,
(Dollars in thousands)	2011	2010	2009
INCOME
Interest on interest-bearing deposits with the Bank	$393	$489	$406
Interest and dividends on investment securities	88	103	175
Interest on loan to the Bank	282	301	402
Realized gain on securities available-for-sale	130	806	116
Other income (loss)	15	15	(114)

Total income	908	1,714	985

EXPENSES
Expenses paid to the Bank	104	150	150
Interest expense	512	519	686
Charitable contributions	—	—	55
Other expenses	796	620	733

Total expenses	1,412	1,289	1,624
(Loss) income before income tax (benefit) expense and equity in undistributed net income of affiliates	(504)	425	(639)

Income tax (benefit) expense	(177)	149	989

Equity in undistributed net income of the Bank	11,363	(9,239)	18,717

Net income (loss)	$11,036	$(8,963)	$17,089

Beneficial Mutual Bancorp, Inc.

CONDENSED STATEMENTS OF CASH FLOW—PARENT COMPANY ONLY

(Dollars in thousands)	2011	2010	2009
OPERATING ACTIVITIES:
Net income (loss)	$11,036	($8,963)	$17,089
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Equity in undistributed net earnings of subsidiaries	(11,363)	9,239	(18,717)
Investment securities gain	(131)	(894)	(1,702)
Impairment on equity securities	—	88	1,587
Accrued interest receivable	14	(1)	212
Accrued interest payable	3	1	(22)
Net intercompany transactions	26,624	3,434	3,236
Amortization of debt premium on debenture	17	17	18
Deferred income taxes	(95)	(13)	1,467
Changes in assets and liabilities that provided (used) cash:
Other liabilities	516	76	(31)
Other assets	724	(752)	554

Net cash provided by operating activities	27,345	2,232	3,691

INVESTING ACTIVITIES:
Purchases of investment securities available-for-sale	—	(1,862)	(3,028)
Proceeds from sales and maturities of investment securities available-for-sale	682	5,069	5,354
Net change in money market securities	7	268	726

Net cash provided by investing activities	689	3,475	3,052

FINANCING ACTIVITIES:
Purchase of treasury stock	(3,346)	(9,858)	(3,596)
Purchase of stock for share-based compensation plans	—	—	—
Loan to employee stock ownership plan	—	—	—

Net cash used in financing activities	(3,346)	(9,858)	(3,596)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	24,688	(4,151)	3,147
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	31,110	35,261	32,114

CASH AND CASH EQUIVALENTS, END OF YEAR	$55,798	$31,110	$35,261

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Cash payments for interest	$498	$503	$690
Cash payments of income taxes	47	50	3

Consolidated Summary of Quarterly Earnings (Unaudited)	12 Months Ended
Dec. 31, 2011
Consolidated Summary of Quarterly Earnings [Abstract]
CONSOLIDATED SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

24. CONSOLIDATED SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

(Dollars in thousands, except per share amounts)
The following table presents summarized quarterly data for 2011 and 2010:

	1st	2nd	3rd	4th	Total
2011	Quarter	Quarter	Quarter	Quarter	Year
Total interest income	$46,919	$45,732	$43,966	$43,526	$180,143
Total interest expense	10,223	9,979	9,135	8,709	38,046

Net interest income	36,696	35,753	34,831	34,817	142,097
Provision for loan losses	10,000	10,000	9,000	8,500	37,500

Net interest income after provision for loan losses	26,696	25,753	25,831	26,317	104,597
Total non-interest income	6,497	5,370	6,300	7,069	25,236
Total non-interest expense	34,203	29,097	28,224	29,186	120,710

(Loss) income before income taxes	(1,010)	2,026	3,907	4,200	9,123
Income tax (benefit) expense	(112)	47	(172)	(1,676)	(1,913)

Net (loss) income	(898)	1,979	4,079	5,876	11,036

Basic and diluted earnings per common share (2)	$(0.01)	$0.03	$0.05	$0.08	$0.14

	1st	2nd	3rd	4th	Total
2010	Quarter	Quarter	Quarter	Quarter	Year
Total interest income	$50,080	$51,657	$47,292	$48,485	$197,514
Total interest expense	13,776	12,512	12,202	11,406	49,896

Net interest income	36,304	39,145	35,090	37,079	147,618
Provision for loan losses	4,950	6,200	51,050 (1)	8,000	70,200

Net interest income after provision for loan losses	31,354	32,945	(15,960)	29,079	77,418
Total non-interest income	8,304	6,272	5,736	6,908	27,220
Total non-interest expense	30,485	31,479	33,351	33,075	128,390

Income (loss) before income taxes	9,173	7,738	(43,575)	2,912	(23,752)
Income tax expense (benefit)	1,646	2,142	(21,845)	3,268	(14,789)

Net income (loss)	$7,527	$5,596	$(21,730)	$(356)	$(8,963)

Basic and diluted earnings per common share (2)	$0.10	$0.07	$(0.28)	$—	$(0.12)

(1)	During the third quarter of 2010, the Company saw considerable deterioration in the value of a number of large collateral dependent commercial real estate loans. As a result, the Company recorded a significantly elevated provision for credit losses of $51.1 million. Changes in the provision were based on management’s analysis of various factors such as: estimated fair value of underlying collateral, recent loss experience in particular segments of the portfolio, levels and trends in delinquent loans, and changes in general economic and business conditions.
(2)	EPS is computed independently for each period. The sum of the individual quarters may not equal the annual EPS.